                                                              PORTFOLIO DIRECTOR
                                                            PORTFOLIO DIRECTOR 2
                                                         PORTFOLIO DIRECTOR PLUS
                                                              SEPARATE ACCOUNT A
                                                      FIXED AND VARIABLE ANNUITY
                                                                 FOR SERIES 1-12

                                                                      Prospectus
                                                                     May 1, 2000
                                                    as revised December 11, 2000

                                                                          [LOGO]

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
FIXED AND VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR-REGISTERED TRADEMARK- PLUS, PORTFOLIO DIRECTOR 2, AND PORTFOLIO DIRECTOR
SEPARATE ACCOUNT A
FOR SERIES 1 TO 12                                                   May 1, 2000
                                                    As Revised December 11, 2000

PROSPECTUS

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), that consist of group and individual fixed and variable annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans. Portfolio Director may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

Portfolio Director permits you to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your contract.

--------------------------------------------------------------------------------

VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.

This prospectus provides you with information you should know before investing in Portfolio Director. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2000, contains additional information about Portfolio Director and is part of this prospectus. For a free copy call 1-800-448-2542. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
ABOUT THE PROSPECTUS..............................     1
FEE TABLE.........................................     2
SUMMARY...........................................     7
SELECTED PURCHASE UNIT DATA.......................    14
GENERAL INFORMATION...............................    15
    About Portfolio Director......................    15
    About VALIC...................................    15
    About VALIC Separate Account A................    15
    Units of Interests............................    16
    Distribution of the Contracts.................    16
VARIABLE ACCOUNT OPTIONS..........................    16
PURCHASE PERIOD...................................    17
    Purchase Payments.............................    17
    Purchase Units................................    18
    Calculation of Purchase Unit Value............    18
    Choosing Investment Options...................    18
      Fixed Account Options.......................    19
      Variable Account Options....................    19
    Stopping Purchase Payments....................    19
TRANSFERS BETWEEN INVESTMENT OPTIONS..............    20
    During the Purchase Period....................    20
    During the Payout Period......................    20
    Communicating Transfer or Reallocation
      Instructions................................    20
    Effective Date of Transfer....................    21
    Market Timing.................................    21
FEES AND CHARGES..................................    21
    Account Maintenance Fee.......................    21
    Surrender Charge..............................    21
      Amount of Surrender Charge..................    22
      10% Free Withdrawal.........................    22
      Exceptions to Surrender Charge..............    22
    Premium Tax Charge............................    22
    Separate Account Charges......................    23
    Fund Annual Expense Charges...................    23
    Other Tax Charges.............................    23
    Reduction or Waiver of Account Maintenance
      Fee, Surrender, Mortality and Expense Risk
      Fee or Administration and Distribution Fee
      Charges.....................................    23
    Separate Account Expense Reimbursement........    24
    Market Value Adjustment.......................    24
PAYOUT PERIOD.....................................    25
    Fixed Payout..................................    25
    Variable Payout...............................    25
    Combination Fixed and Variable Payout.........    25
    Payout Date...................................    25
    Payout Options................................    25
    Enhancements to Payout Options................    26
    Payout Information............................    26
SURRENDER OF ACCOUNT VALUE........................    27
    When Surrenders Are Allowed...................    27
    Surrender Process.............................    27
    Amount That May Be Surrendered................    27
    Surrender Restrictions........................    27
    Partial Surrenders............................    28
    Systematic Withdrawals........................    28
    Distributions Required by Federal Tax Law.....    28
                                                    PAGE
                                                    ----
EXCHANGE PRIVILEGE................................    28
    Restrictions on Exchange Privilege............    28
    Taxes and Conversion Costs....................    29
    Surrender Charges.............................    29
    Exchange Offers for Contracts Other Than
      Portfolio Director..........................    29
    Comparison of Contracts.......................    29
    Features of Portfolio Director................    30
    Agents' and Managers' Retirement Plan Exchange
      Offer.......................................    30
DEATH BENEFITS....................................    31
    The Process...................................    31
    Beneficiary Information.......................    31
    Special Information for Individual Non-Tax
      Qualified Contracts.........................    31
    During the Purchase Period....................    31
      Interest Guaranteed Death Benefit...........    31
      Standard Death Benefit......................    32
    During the Payout Period......................    32
HOW TO REVIEW INVESTMENT PERFORMANCE OF SEPARATE
  ACCOUNT DIVISIONS...............................    32
    Types of Investment Performance Information
      Advertised..................................    32
      Total Return Performance Information........    33
      Standard Average Annual Total Return........    33
      Nonstandard Average Annual Total Return.....    33
      Cumulative Total Return.....................    33
      Annual Change in Purchase Unit Value........    33
      Cumulative Change in Purchase Unit Value....    33
      Total Return Based on Different Investment
        Amounts...................................    33
      An Assumed Account Value of $10,000.........    34
    Yield Performance Information.................    34
      North American - AG 1 Money Market and North
        American - AG 2 Money Market Divisions....    34
      Divisions Other Than The North American -
        AG 1 Money Market and North American -
        AG 2 Money Market Divisions...............    34
OTHER CONTRACT FEATURES...........................    34
    Changes That May Not Be Made..................    34
    Change of Beneficiary.........................    34
    Contingent Owner..............................    34
    Cancellation -- The 20 Day "Free Look"........    35
    We Reserve Certain Rights.....................    35
    Relationship to Employer's Plan...............    35
VOTING RIGHTS.....................................    35
    Who May Give Voting Instructions..............    35
    Determination of Fund Shares Attributable to
      Your Account................................    35
      During Purchase Period......................    35
      During Payout Period or after a Death
        Benefit Has Been Paid.....................    35
    How Fund Shares Are Voted.....................    35
FEDERAL TAX MATTERS...............................    36
    Type of Plans.................................    36
    Tax Consequences in General...................    36
    Effect of Tax-Deferred Accumulations..........    37

                                      (i)

[SIDE NOTE]

PARTICIPANT -- THE INDIVIDUAL, (IN MOST CASES YOU ARE THE PARTICIPANT) FOR WHOM PURCHASE PAYMENTS ARE MADE.

[END SIDE NOTE]

ABOUT THE PROSPECTUS
---------------------------------------------------

Unless otherwise specified in this prospectus, the words "we", "our", "Company", and "VALIC" mean The Variable Annuity Life Insurance Company. The words "you" and "your", unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:

DEFINED TERMS                                       PAGE NO.
-------------                                       --------

Account Value.....................................     20

Annuitant.........................................     31

Assumed Investment Rate...........................     25

Beneficiary.......................................     31

Contract Owner....................................     31

Divisions.........................................     32

Fixed Account Options.............................     31

Home Office.......................................     20

Mutual Fund or Fund...............................     15

Participant.......................................     01

Participant Year..................................     22

Payout Period.....................................     20

Payout Unit.......................................     25

Proof of Death....................................     31

Purchase Payments.................................   17, 32

Purchase Period...................................     20

Purchase Unit.....................................     18

VALIC Separate Account A..........................     35

Variable Account Options..........................   16, 31

This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you may refer to the mutual fund prospectuses, available at www.valic.com (or call
1-800-448-2542).

Following this introduction is a summary of the major features and options of Portfolio Director. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

FEE TABLE
------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)
  Maximum Surrender Charge(2)                       5.00%
ACCOUNT MAINTENANCE FEE ($3.75 per quarter,
  annualized)(2)                                    $ 15
SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):

                                                      MORTALITY    ADMINISTRATION       SEPARATE         TOTAL
                                                     AND EXPENSE  AND DISTRIBUTION  ACCOUNT EXPENSE    SEPARATE
 FUND                                                RISK FEE(3)       FEE(3)       REIMBURSEMENT(4)  ACCOUNT FEE
 ----                                                -----------  ----------------  ----------------  -----------
 NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
   North American - AG Asset Allocation Fund              0.25%            0.75%               --          1.00%
   North American - AG Capital Conservation Fund          0.25             0.75                --          1.00
   North American - AG Government Securities Fund         0.25             0.75                --          1.00
   North American - AG Growth & Income Fund               0.25             0.75                --          1.00
   North American - AG International Equities Fund        0.25             0.75                --          1.00
   North American - AG International Government
     Bond Fund                                            0.25             0.75                --          1.00
   North American - AG MidCap Index Fund                  0.25             0.75                --          1.00
   North American - AG 1 Money Market Fund                0.25             0.75                --          1.00
   North American - AG Nasdaq-100-Registered
     Trademark- Index Fund                                0.25             0.75                --          1.00
   North American - AG Small Cap Index Fund               0.25             0.75                --          1.00
   North American - AG Social Awareness Fund              0.25             0.75                --          1.00
   North American - AG Stock Index Fund                   0.25             0.75                --          1.00
   North American - American Century Income &
     Growth Fund                                          0.25             0.75                --          1.00
   North American - American Century International
     Growth Fund                                          0.25             0.75                --          1.00
   North American Core Equity Fund                        0.25             0.75                --          1.00
   North American - Founders Large Cap Growth Fund        0.25             0.75                --          1.00
   North American - Founders/T. Rowe Price Small
     Cap Fund                                             0.25             0.75                --          1.00
   North American - Putnam Opportunities Fund             0.25             0.75                --          1.00
   North American - T. Rowe Price Blue Chip Growth
     Fund                                                 0.25             0.75                --          1.00
   North American - T. Rowe Price Health Sciences
     Fund                                                 0.25             0.75                --          1.00
   North American - T. Rowe Price Science &
     Technology Fund                                      0.25             0.75                --          1.00
 NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
   North American - AG Aggressive Growth Lifestyle
     Fund                                                 0.25             0.75             (0.25%)        0.75
   North American - AG Conservative Growth
     Lifestyle Fund                                       0.25             0.75             (0.25)         0.75
   North American - AG Core Bond Fund                     0.25             0.75             (0.25)         0.75
   North American - AG High Yield Bond Fund               0.25             0.75             (0.25)         0.75
   North American - AG Moderate Growth Lifestyle
     Fund                                                 0.25             0.75             (0.25)         0.75
   North American - AG 2 Money Market Fund                0.25             0.75             (0.25)         0.75
   North American - AG Socially Responsible Fund          0.25             0.75             (0.25)         0.75
   North American - AG Strategic Bond Fund                0.25             0.75             (0.25)         0.75
   North American - Goldman Sachs Large Cap Growth
     Fund                                                 0.25             0.75             (0.25)         0.75
   North American International Growth Fund               0.25             0.75             (0.25)         0.75
   North American - INVESCO MidCap Growth Fund            0.25             0.75             (0.25)         0.75
   North American - J.P. Morgan Small Cap Growth
     Fund                                                 0.25             0.75             (0.25)         0.75
   North American - Neuberger Berman MidCap Value
     Fund                                                 0.25             0.75             (0.25)         0.75
   North American Small Cap Value Fund                    0.25             0.75             (0.25)         0.75
   North American - State Street Large Cap Value
     Fund                                                 0.25             0.75             (0.25)         0.75
 American Century Ultra Fund                              0.25             1.00             (0.21)         1.04
 Ariel Appreciation Fund                                  0.25             1.00             (0.25)         1.00
 Ariel Fund                                               0.25             1.00             (0.25)         1.00
 Dreyfus Basic GNMA Fund                                  0.25             1.00             (0.25)         1.00
 Evergreen Growth and Income Fund, Class A                0.25             1.00             (0.25)         1.00
 Evergreen Small Cap Value Fund, Class A                  0.25             1.00             (0.25)         1.00
 Evergreen Value Fund, Class A                            0.25             1.00             (0.25)         1.00
 Evergreen Special Equity Fund, Class A                   0.25             1.00             (0.25)         1.00
 INVESCO Blue Chip Growth Fund, Investor Class            0.25             1.00             (0.25)         1.00
 Janus Adviser Worldwide Fund                             0.25             1.00             (0.25)         1.00
 Janus Fund                                               0.25             1.00             (0.25)         1.00
 Lou Holland Growth Fund                                  0.25             1.00             (0.25)         1.00
 MAS Mid Cap Growth Portfolio, Adviser Class              0.25             1.00             (0.25)         1.00
 Putnam Global Growth Fund, Class A                       0.25             1.00             (0.25)         1.00
 Putnam New Opportunities Fund, Class A                   0.25             1.00             (0.25)         1.00
 Putnam OTC & Emerging Growth Fund, Class A               0.25             1.00             (0.25)         1.00
 Sit Mid Cap Growth Fund                                  0.25             1.00             (0.25)         1.00
 Sit Small Cap Growth Fund                                0.25             1.00             (0.25)         1.00
 Templeton Asset Strategy Fund, Class 1                   0.25             1.00                --          1.25
 Templeton Foreign Fund, Class A                          0.25             1.00             (0.25)         1.00
 Vanguard LifeStrategy Conservative Growth Fund           0.25             1.00                --          1.25
 Vanguard LifeStrategy Growth Fund                        0.25             1.00                --          1.25
 Vanguard LifeStrategy Moderate Growth Fund               0.25             1.00                --          1.25
 Vanguard Long - Term Corporate Fund (5)                  0.25             1.00             (0.25)         1.00
 Vanguard Long - Term Treasury Fund (5)                   0.25             1.00             (0.25)         1.00
 Vanguard Wellington Fund                                 0.25             1.00                --          1.25
 Vanguard Windsor II Fund                                 0.25             1.00                --          1.25
 Warburg Pincus Small Company Growth Fund, Common
   Class                                                  0.25             1.00             (0.25)         1.00

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FUND ANNUAL EXPENSES
(as a percentage of net assets):

                                                     MANAGEMENT                  OTHER         TOTAL FUND
                                                        FEES                    EXPENSES        EXPENSES
                                                     (AFTER FEE              (AFTER EXPENSE  (AFTER EXPENSE
 FUND                                                 WAIVER)    12B-1 FEES    WAIVER)(6)       WAIVER)
 ----                                                ----------  ----------  --------------  --------------
 NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
   North American - AG Asset Allocation Fund (7)         0.50%         --            0.07%          0.57%
   North American - AG Capital Conservation Fund         0.50          --            0.10           0.60
   North American - AG Government Securities Fund        0.50          --            0.09           0.59
   North American - AG Growth & Income Fund              0.75          --            0.07           0.82
   North American - AG International Equities Fund       0.35          --            0.08           0.43
   North American - AG International Government
     Bond Fund                                           0.50          --            0.07           0.57
   North American - AG MidCap Index Fund                 0.31          --            0.07           0.38
   North American - AG 1 Money Market Fund               0.50          --            0.07           0.57
   North American - AG Nasdaq-100-Registered
     Trademark- Index Fund                               0.40          --            0.10           0.50
   North American - AG Small Cap Index Fund              0.35          --            0.06           0.41
   North American - AG Social Awareness Fund             0.50          --            0.07           0.57
   North American - AG Stock Index Fund                  0.26          --            0.06           0.32
   North American - American Century Income &
     Growth Fund                                         0.77          --            0.06           0.83
   North American - American Century International
     Growth Fund                                         1.00          --            0.06           1.06
   North American Core Equity Fund                       0.80          --            0.05           0.85
   North American - Founders Large Cap Growth Fund       1.00          --            0.06           1.06
   North American - Founders/T. Rowe Price Small
     Cap Fund                                            0.90          --            0.05           0.95
   North American - Putnam Opportunities Fund            0.95          --            0.06           1.01
   North American - T. Rowe Price Blue Chip Growth
     Fund                                                0.80          --            0.06           0.86
   North American - T. Rowe Price Health Sciences
     Fund                                                1.00          --            0.06           1.06
   North American - T. Rowe Price Science &
     Technology Fund                                     0.90          --            0.06           0.96
 NORTH AMERICAN FUNDS VARIABLE PRODUCT
   SERIES II (8)
   North American - AG Aggressive Growth Lifestyle
     Fund (9)                                            0.10          --              --           0.10
   North American - AG Conservative Growth
     Lifestyle Fund (9)                                  0.10          --              --           0.10
   North American - AG Core Bond Fund                    0.50          --            0.27           0.77
   North American - AG High Yield Bond Fund              0.70          --            0.29           0.99
   North American - AG Moderate Growth Lifestyle
     Fund (9)                                            0.10          --              --           0.10
   North American - AG 2 Money Market Fund               0.25          --            0.31           0.56
   North American - AG Socially Responsible Fund         0.25          --            0.31           0.56
   North American - AG Strategic Bond Fund               0.60          --            0.29           0.89
   North American - Goldman Sachs Large Cap Growth
     Fund                                                0.55          --            0.31           0.86
   North American International Growth Fund              0.90          --            0.11           1.01
   North American - INVESCO MidCap Growth Fund           0.65          --            0.14           0.79
   North American - J.P. Morgan Small Cap Growth
     Fund                                                0.85          --            0.31           1.16
   North American - Neuberger Berman MidCap Value
     Fund                                                0.75          --            0.30           1.05
   North American Small Cap Value Fund                   0.75          --            0.20           0.95
   North American - State Street Large Cap Value
     Fund                                                0.50          --            0.31           0.81
 American Century Ultra Fund (10)                        1.00          --              --           1.00
 Ariel Appreciation Fund                                 0.75        0.25%           0.26           1.26
 Ariel Fund                                              0.65        0.25            0.35           1.25
 Dreyfus Basic GNMA Fund (11)                            0.26          --            1.29           1.55
 Evergreen Growth and Income Fund, Class A               0.89        0.25            0.29           1.43
 Evergreen Small Cap Value Fund, Class A (10)            1.00        0.25            0.42           1.67
 Evergreen Value Fund, Class A                           0.50        0.25            0.25           1.00
 Evergreen Special Equity Fund, Class A (12)             0.90        0.25            0.16           1.31
 INVESCO Blue Chip Growth Fund, Investor Class           0.53        0.25            0.26           1.04
 Janus Adviser Worldwide Fund (13)                       0.65        0.25            0.30           1.20
 Janus Fund                                              0.65          --            0.20           0.85
 Lou Holland Growth Fund (14)                            0.85          --            0.50           1.35
 MAS Mid Cap Growth Portfolio, Adviser Class             0.50        0.25            0.13           0.88
 Putnam Global Growth Fund, Class A                      0.63        0.25            0.22           1.10
 Putnam New Opportunities Fund, Class A                  0.48        0.25            0.20           0.93
 Putnam OTC & Emerging Growth Fund, Class A              0.55        0.25            0.18           0.98
 Sit Mid Cap Growth Fund (15)                            1.00          --              --           1.00
 Sit Small Cap Growth Fund                               1.50          --              --           1.50
 Templeton Asset Strategy Fund, Class 1 (16)             0.60          --            0.18           0.78
 Templeton Foreign Fund, Class A (10)                    0.61        0.25            0.27           1.13
 Vanguard LifeStrategy Conservative Growth Fund
   (10, 17)                                              0.28          --              --           0.28
 Vanguard LifeStrategy Growth Fund (10, 17)              0.29          --              --           0.29
 Vanguard LifeStrategy Moderate Growth Fund (10,
   17)                                                   0.29          --              --           0.29
 Vanguard Long-Term Corporate Fund (10)                  0.28          --            0.02           0.30
 Vanguard Long-Term Treasury Fund (10)                   0.25          --            0.03           0.28
 Vanguard Wellington Fund (10)                           0.28          --            0.02           0.30
 Vanguard Windsor II Fund (10)                           0.35          --            0.02           0.37
 Warburg Pincus Small Company Growth Fund, Common
   Class (18)                                            0.00        0.25            1.15           1.40

------------------------------------------------------------------
------------

(1)  Premium taxes are not shown here, but may be charged by some states. See:
     "Premium Tax Charge" in this prospectus.
(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.
(3) Reductions in the mortality and expense risk fee or administration and distribution fee may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" in this prospectus.
(4) For these Funds, the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by certain payments received from the underlying Fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.
(5) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company directly to the Division, which may be terminated by the Company at any time without notice.
(6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal, administrative and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.
(7) The North American - AG Asset Allocation Fund was formerly known as the Timed Opportunity Fund.
(8) As of August 31, 1999, in the absence of management fee waiver, other expense waiver and total annual portfolio operating expense waiver, management fees, other expenses and total annual portfolio operating expenses, respectively, would be: North American - AG Core Bond Fund, 0.50%, 1.05% and 1.55%; North American - AG High Yield Bond Fund, 0.70%, 1.05% and 1.75%; North American International Growth Fund, 0.90%, 1.03% and 1.93%; North American - Goldman Sachs Large Cap Growth Fund, .055%, 0.98% and 1.53%; North American - State Street Large Cap Value Fund, 0.50%, 1.02% and 1.52%; North American - INVESCO MidCap Growth Fund, 0.65%, 1.03% and 1.68%; North American - Neuberger Berman MidCap Value Fund, 0.75%, 1.01% and 1.76%; North American - AG 2 Money Market Fund, 0.25%, 1.02% and 1.27%; North American - J.P. Morgan Small Cap Growth Fund, 0.85%, 1.01% and 1.86%; North American Small Cap Value Fund, 0.75%, 1.03% and 1.78%; North
     American - AG Socially Responsible Fund, 0.25%, 1.01% and 1.26%; and North American - AG Strategic Bond Fund, 0.60%, 1.05% and 1.65%.
(9) Total Combined Operating Expenses based on estimated total average weighted combined operating expenses for the North American - AG Conservative Growth Lifestyle Fund is 0.95%, for North American - AG Aggressive Growth Lifestyle Fund 1.04% and for North American - AG Moderate Growth Lifestyle Fund 0.98%. Estimated Total Combined Operating Expenses of each Lifestyle Fund is based on the Total Fund Operating Expenses of the underlying Funds and the Lifestyle Funds, assuming each Lifestyle Fund's projected asset allocation among the underlying Funds is maintained.
(10) The American Century Ultra Fund was formerly known as the American Century -- Twentieth Century Ultra Fund. The Evergreen Small Cap Value Fund was formerly known as the Evergreen Small Cap Equity Income Fund. The Franklin Templeton Variable Insurance Products Trust was formerly known as the Templeton Variable Products Series Fund. The Templeton Foreign Fund -- Class A was formerly known as the Templeton Foreign Fund -- Class 1. VALIC Separate Account A purchases shares of the Templeton Foreign Fund -- Class A at net asset value and without sales charges generally applicable to Class A shares. The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term Corporate Portfolio; the Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio; the Vanguard LifeStrategy Conservative Growth Fund was formerly known as the Vanguard LifeStrategy Conservative Growth Portfolio; the Vanguard LifeStrategy Growth Fund was formerly known as the Vanguard LifeStrategy Growth Portfolio; the Vanguard LifeStrategy Moderate Growth Fund was formerly known as the Vanguard LifeStrategy Moderate Growth Portfolio; the Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund and the Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II Fund.
(11) Dreyfus Basic GNMA Fund: During 1999, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.26%. This waiver reflects an undertaking by Dreyfus to limit fund expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, to 0.65%. This undertaking may be terminated upon 90 days' notice to shareholders.
(12) Evergreen Special Equity Fund: The Fund's investment advisor may reduce or waive its fees or reimburse a fund for certain expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. Including fee waivers and expense reimbursements and restating to reflect current fees, estimated total fund operating expenses for the fiscal year ending 6/30/2000 would be 1.31% for Class A shares.
(13) Janus Adviser Worldwide Fund: Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) so that it will not exceed 1.20% until at least July 31, 2003.
(14) Lou Holland Growth Fund: The Investment Manager has contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Fund's total operating expenses exceed 1.35%. This agreement may be terminated only by the Fund's Board of Trustees.
(15) Sit Mid Cap Growth Fund: The Adviser voluntarily waived 0.25% of its fee. It may terminate this fee waiver at any time after December 31, 2000.
(16) On February 8, 2000, shareholders of the Templeton Asset Allocation Fund (previously offered under the Contract) approved a merger and reorganization that combined the Templeton Asset Allocation Fund with the Templeton Global Asset Allocation Fund, effective May 1, 2000. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. The table shows restated total expenses for the Templeton Asset Strategy Fund based on the new fund fees and the assets of the Templeton Asset Allocation Fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fund fees and the fund's combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.60%, Other Expenses 0.14%, and Annual Expenses 0.74%.
(17) The Vanguard LifeStrategy Funds did not incur any expenses in fiscal year 1999. However, while the Funds are expected to operate without expenses, shareholders in the Vanguard LifeStrategy Funds bear indirectly the expenses of the underlying Vanguard Funds in which the Funds invest. The indirect expense ratios that the Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Growth Fund and Vanguard LifeStrategy Moderate Growth Fund incurred for the year ended December 31, 1999 was 0.28%, 0.29% and 0.29%, respectively.
(18) Warburg Pincus Small Company Growth Fund: Fee waivers and expense reimbursements or credits reduced expenses for the Fund during 1999 but may be discontinued at any time.

EXAMPLE #1 -- If you do not surrender Portfolio Director at the end of the period shown or you receive Payout Payments under a Payout Option:
--------------------------------------------------------------------------------

TOTAL EXPENSES. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                     ------  -------  -------  --------
 NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
   North American - AG Asset Allocation Fund          $16      $51     $ 88      $192
   North American - AG Capital Conservation Fund       17       52       89       195
   North American - AG Government Securities Fund      17       51       89       194
   North American - AG Growth & Income Fund            19       58      101       218
   North American - AG International Equities Fund     15       46       80       176
   North American - AG International Government
     Bond Fund                                         16       51       88       192
   North American - AG MidCap Index Fund               14       45       78       171
   North American - AG 1 Money Market Fund             16       51       88       192
   North American - AG Nasdaq-100-Registered
     Trademark- Index Fund                             16       49       84       184
   North American - AG Small Cap Index Fund            15       46       79       174
   North American - AG Social Awareness Fund           16       51       88       192
   North American - AG Stock Index Fund                14       43       75       164
   North American - American Century Income &
     Growth Fund                                       19       59      101       219
   North American - American Century International
     Growth Fund                                       21       66      113       244
   North American Core Equity Fund                     19       59      102       222
   North American - Founders Large Cap Growth Fund     21       66      113       244
   North American - Founders/T. Rowe Price Small
     Cap Fund                                          20       62      107       232
   North American - Putnam Opportunities Fund          21       64      110       238
   North American - T. Rowe Price Blue Chip Growth
     Fund                                              19       60      103       223
   North American - T. Rowe Price Health Sciences
     Fund                                              21       66      113       244
   North American - T. Rowe Price Science &
     Technology Fund                                   20       63      108       233
 NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
   North American - AG Aggressive Growth Lifestyle
     Fund                                               9       28       49       110
   North American - AG Conservative Growth
     Lifestyle Fund                                     9       28       49       110
   North American - AG Core Bond Fund                  16       49       85       186
   North American - AG High Yield Bond Fund            18       56       97       210
   North American - AG Moderate Growth Lifestyle
     Fund                                               9       28       49       110
   North American - AG 2 Money Market Fund             14       43       74       163
   North American - AG Socially Responsible Fund       14       43       74       163
   North American - AG Strategic Bond Fund             17       53       91       199
   North American - Goldman Sachs Large Cap Growth
     Fund                                              17       52       90       196
   North American International Growth Fund            19       57       98       212
   North American - INVESCO MidCap Growth Fund         16       50       86       188
   North American - J.P. Morgan Small Cap Growth
     Fund                                              20       61      105       228
   North American - Neuberger Berman MidCap Value
     Fund                                              19       58      100       216
   North American Small Cap Value Fund                 16       50       87       189
   North American - State Street Large Cap Value
     Fund                                              16       51       87       190
 American Century Ultra Fund                           21       65      112       241
 Ariel Appreciation Fund                               23       72      123       264
 Ariel Fund                                            23       72      123       263
 Dreyfus Basic GNMA Fund                               26       81      138       293
 Evergreen Growth and Income Fund, Class A             25       77      132       281
 Evergreen Small Cap Value Fund, Class A               27       84      144       304
 Evergreen Value Fund, Class A                         21       64      110       237
 Evergreen Special Equity Fund, Class A                24       73      126       269
 INVESCO Blue Chip Growth Fund, Investor Class         21       65      112       241
 Janus Adviser Worldwide Fund                          23       70      120       258
 Janus Fund                                            19       59      102       222
 Lou Holland Growth Fund                               24       75      128       273
 MAS Mid Cap Growth Portfolio, Adviser Class           19       60      104       225
 Putnam Global Growth Fund, Class A                    22       67      115       248
 Putnam New Opportunities Fund, Class A                20       62      106       230
 Putnam OTC & Emerging Growth Fund, Class A            21       63      109       235
 Sit Mid Cap Growth Fund                               21       64      110       237
 Sit Small Cap Growth Fund                             26       79      135       288
 Templeton Asset Strategy Fund, Class 1                21       65      111       240
 Templeton Foreign Fund, Class A                       22       68      117       251
 Vanguard LifeStrategy Conservative Growth Fund        16       50       86       187
 Vanguard LifeStrategy Growth Fund                     16       50       86       188
 Vanguard LifeStrategy Moderate Growth Fund            16       50       86       188
 Vanguard Long-Term Corporate Fund                     14       42       73       162
 Vanguard Long-Term Treasury Fund                      13       42       72       159
 Vanguard Wellington Fund                              16       50       87       189
 Vanguard Windsor II Fund                              17       52       90       197
 Warburg Pincus Small Company Growth Fund, Common
   Class                                               25       76      130       278

EXAMPLE #2 -- If you surrender Portfolio Director at the end of the period shown:
--------------------------------------------------------------------------------

TOTAL EXPENSES. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                    ------  -------  -------  --------
 NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
   North American - AG Asset Allocation Fund                         $63     $101     $138      $192
   North American - AG Capital Conservation Fund                      63      101      139       195
   North American - AG Government Securities Fund                     63      101      139       194
   North American - AG Growth & Income Fund                           65      108      151       218
   North American - AG International Equities Fund                    62       96      130       176
   North American - AG International Government Bond Fund             63      101      138       192
   North American - AG MidCap Index Fund                              61       95      128       171
   North American - AG 1 Money Market Fund                            63      101      138       192
   North American - AG Nasdaq-100-Registered Trademark- Index Fund    62       99      134       184
   North American - AG Small Cap Index Fund                           61       96      129       174
   North American - AG Social Awareness Fund                          63      101      138       192
   North American - AG Stock Index Fund                               60       93      125       164
   North American - American Century Income & Growth Fund             65      108      151       219
   North American - American Century International Growth Fund        68      115      163       244
   North American Core Equity Fund                                    66      109      152       222
   North American - Founders Large Cap Growth Fund                    68      115      163       244
   North American - Founders/T. Rowe Price Small Cap Fund             67      112      157       232
   North American - Putnam Opportunities Fund                         67      113      160       238
   North American - T. Rowe Price Blue Chip Growth Fund               66      109      153       223
   North American - T. Rowe Price Health Sciences Fund                68      115      163       244
   North American - T. Rowe Price Science & Technology Fund           67      112      158       233
 NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
   North American - AG Aggressive Growth Lifestyle Fund               56       78       99       110
   North American - AG Conservative Growth Lifestyle Fund             56       78       99       110
   North American - AG Core Bond Fund                                 62       99      135       186
   North American - AG High Yield Bond Fund                           65      106      147       210
   North American - AG Moderate Growth Lifestyle Fund                 56       78       99       110
   North American - AG 2 Money Market Fund                            60       93      124       163
   North American - AG Socially Responsible Fund                      60       93      124       163
   North American - AG Strategic Bond Fund                            64      103      141       199
   North American - Goldman Sachs Large Cap Growth Fund               63      102      140       196
   North American International Growth Fund                           65      106      148       212
   North American - INVESCO MidCap Growth Fund                        63      100      136       188
   North American - J.P. Morgan Small Cap Growth Fund                 66      111      155       228
   North American - Neuberger Berman MidCap Value Fund                65      107      150       216
   North American Small Cap Value Fund                                63      100      137       189
   North American - State Street Large Cap Value Fund                 63      100      137       190
 American Century Ultra Fund                                          67      114      162       241
 Ariel Appreciation Fund                                              70      121      173       264
 Ariel Fund                                                           69      120      173       263
 Dreyfus Basic GNMA Fund                                              72      129      188       293
 Evergreen Growth and Income Fund, Class A                            71      125      182       281
 Evergreen Small Cap Value Fund, Class A                              73      132      194       304
 Evergreen Value Fund, Class A                                        67      113      160       237
 Evergreen Special Equity Fund, Class A                               70      122      176       269
 INVESCO Blue Chip Growth Fund, Investor Class                        67      114      162       241
 Janus Adviser Worldwide Fund                                         69      119      170       258
 Janus Fund                                                           66      109      152       222
 Lou Holland Growth Fund                                              70      123      178       273
 MAS Mid Cap Growth Portfolio, Adviser Class                          66      110      154       225
 Putnam Global Growth Fund, Class A                                   68      116      165       248
 Putnam New Opportunities Fund, Class A                               66      111      156       230
 Putnam OTC & Emerging Growth Fund, Class A                           67      113      159       235
 Sit Mid Cap Growth Fund                                              67      113      160       237
 Sit Small Cap Growth Fund                                            72      127      185       288
 Templeton Asset Strategy Fund, Class 1                               67      114      161       240
 Templeton Foreign Fund, Class A                                      68      117      167       251
 Vanguard LifeStrategy Conservative Growth Fund                       63       99      136       187
 Vanguard LifeStrategy Growth Fund                                    63      100      136       188
 Vanguard LifeStrategy Moderate Growth Fund                           63      100      136       188
 Vanguard Long-Term Corporate Fund                                    60       92      123       162
 Vanguard Long-Term Treasury Fund                                     60       92      122       159
 Vanguard Wellington Fund                                             63      100      137       189
 Vanguard Windsor II Fund                                             63      102      140       197
 Warburg Pincus Small Company Growth Fund, Common Class               71      125      180       278

Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SUMMARY
------------------------------------------------------------------

Portfolio Director is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director's major features is presented below. For a more detailed discussion of Portfolio Director, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Portfolio Director offers a choice from among 64 Variable Account Options. Depending upon the selection made by your employer's plan, if applicable, you may not be able to invest in all of the Variable Account Options described below within a single group or individual annuity contract. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts or life insurance contracts will not be available within your contract. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. Portfolio Director also offers three Fixed Account Options. There may be certain limitations on how many investment options you may invest in at any one time.(1)
--------------------------------------------------------------------------------

                  FIXED ACCOUNT
                  OPTIONS
 -----------------------------------------------------------------------------------------------------------------------------
 FIXED            Fixed                 Guaranteed high current                     --                    --
 OPTIONS          Account Plus          interest income
                  ------------------------------------------------------------------------------------------------------------
                  Short-Term            Guaranteed current                          --                    --
                  Fixed Account         interest income
                  ------------------------------------------------------------------------------------------------------------
                  Multi-Year            Multi-year guaranteed interest income       --                    --
                  Enhanced Fixed        (May not be available in all states)
                  Option(1)
 -----------------------------------------------------------------------------------------------------------------------------
                  VARIABLE ACCOUNT      INVESTMENT
                  OPTIONS               OBJECTIVE                                   ADVISER               SUB-ADVISER
 -----------------------------------------------------------------------------------------------------------------------------
 INDEX            North American -      Seeks long-term growth of capital through   American General      N/A
 EQUITY           AG International      investments primarily in a diversified      Advisers, a division
 FUNDS            Equities Fund*        portfolio of equity and equity related      of VALIC
                                        securities of foreign issuers that, as a
                                        group, are expected to provide investment
                                        results closely corresponding to the
                                        performance of the EAFE Index.
                  ------------------------------------------------------------------------------------------------------------
                  North American -      Seeks growth of capital through             American General      N/A(2)
                  AG MidCap             investments primarily in a diversified      Advisers
                  Index Fund*(3)        portfolio of common stocks that, as a
                                        group, are expected to provide investment
                                        results closely corresponding to the
                                        performance of the Standard & Poor's
                                        MidCap 400-Registered Trademark- Index.
                  ------------------------------------------------------------------------------------------------------------
                  North American - AG   The Fund seeks long-term capital growth     American General      American General
                  Nasdaq-100-Registered through investments in the stocks that are  Advisers              Investment
                  Trademark-Index       included in the Nasdaq-100                                        Management, L.P.
                  Fund*                 Index-Registered Trademark-.
                  ------------------------------------------------------------------------------------------------------------
                  North American -      Seeks growth of capital through investment  American General      N/A(2)
                  AG Small Cap          primarily in a diversified portfolio of     Advisers
                  Index Fund*(3)        common stocks that, as a group, are
                                        expected to provide investment results
                                        closely corresponding to the performance
                                        of the Russell 2000-Registered Trademark-
                                        Index.
                  ------------------------------------------------------------------------------------------------------------
                  North American -      Seeks long-term capital growth through      American General      N/A(2)
                  AG Stock              investment in common stocks that, as a      Advisers
                  Index Fund*(3)        group, are expected to provide investment
                                        results closely corresponding to the
                                        performance of the Standard & Poor's 500
                                        Stock Index-Registered Trademark-.
 -----------------------------------------------------------------------------------------------------------------------------
 ACTIVELY         North American -      Seeks long-term growth of capital and,      American General      N/A
 MANAGED          AG Growth &           secondarily, current income through         Advisers
 EQUITY           Income Fund*          investment in common stocks and
 FUNDS                                  equity-related securities.
                  ------------------------------------------------------------------------------------------------------------
                  North American -      The Fund seeks dividend growth, current     American General      American Century
                  American Century      income and capital appreciation by          Advisers              Investment
                  Income & Growth       investing in common stocks. Current income                        Management, Inc.
                  Fund*                 is a secondary consideration.
                  ------------------------------------------------------------------------------------------------------------
                  North American -      The Fund seeks capital growth through       American General      American Century
                  American Century      investments primarily in equity securities  Advisers              Investment
                  International Growth  of issuers in developed foreign countries.                        Management, Inc.
                  Fund*
 -----------------------------------------------------------------------------------------------------------------------------

*    A series of North American Funds Variable Product Series I ("NAFVPS I").
(1) This Fixed Account Option is also referred to in this prospectus as the Market Value Adjustment ("MVA") Option. For purposes of this limitation, each MVA Band under the Multi-Year Enhanced Fixed Option will count as a separate investment option. An MVA Band is established for each separate investment for a new guarantee period. The minimum allocation to an MVA Band, as described in the Contract, may be changed from time to time by the Company. Availability of this Option is subject to regulatory approval within the state in which your Contract is issued. It may not be available under your Contract. See MVA Option herein.
(2) Bankers Trust Company ("Bankers Trust") previously served as sub-adviser to the North American - AG MidCap Index Fund, the North American - AG Small Cap Index Fund and the North American - AG Stock Index Fund. VALIC re-assumed direct management of each Fund's investment portfolio on October 1, 1999. Relative to the North American Small Cap Value Fund, VALIC re-assumed that portion of the investment portfolio previously managed by Bankers Trust as one of two sub-advisers to the Fund.
(3) "Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", "S&P 500-Registered Trademark-" and "S&P MidCap 400-Registered Trademark-" are trademarks of Standard and Poor's ("S&P"). North American - AG MidCap Index Fund and North American - AG Stock Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in those Funds. The Russell 2000-Registered Trademark- Index is a trademark/servicemark of Frank Russell Trust Company. Russell-TM- is a trademark of the Frank Russell Company.

------------------------------------------------------------------

--------------------------------------------------------------------------------

                  VARIABLE ACCOUNT      INVESTMENT
                  OPTIONS               OBJECTIVE                                         ADVISER               SUB-ADVISER
 -----------------------------------------------------------------------------------------------------------------------------------
                  North American        Seeks long-term growth of capital through         American General      Wellington
                  Core Equity           investment primarily in equity securities.        Advisers              Management
                  Fund*                                                                                         Company, LLP(4)
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      The Fund seeks long-term growth of capital. The   American General      Founders Asset
                  Founders Large Cap    Fund normally will invest at least 65% of its     Advisers              Management LLC
                  Growth Fund*          total assets in common stocks of
                                        well-established, high-quality growth companies.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      The Fund seeks to provide long-term capital       American General      Founders Asset
                  Founders/T. Rowe      growth by investing primarily in the stocks of    Advisers              Management LLC and
                  Price Small Cap       small companies. It will invest at least 65% of                         T. Rowe Price
                  Fund*                 its total assets in stocks of small companies.                          Associates, Inc.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      The Fund seeks capital appreciation through       American General      Putnam Investment
                  Putnam Opportunities  investments in common stocks. It invests mainly   Advisers              Management, Inc.
                  Fund*                 in common stocks of large U.S. companies, with a
                                        focus on growth stocks (those the manager
                                        believes whose earnings will grow faster than
                                        the economy, with a resultant price increase).
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      The Fund seeks long-term capital growth. Income   American General      T. Rowe Price
                  T. Rowe Price Blue    is a secondary objective. The Fund pursues        Advisers              Associates, Inc.
                  Chip Growth Fund*     long-term capital appreciation by normally
                                        investing at least 65% of total assets in the
                                        common stocks of large and medium-sized blue
                                        chip growth companies.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks long-term growth of capital through a       American General      Goldman Sachs
                  Goldman-Sachs         broadly diversified portfolio of equity           Advisers              Asset
                  Large Cap Growth      securities of large cap U.S. issuers that are                           Management
                  Fund**                expected to have better prospects for earnings
                                        growth than the growth rate of the general
                                        domestic economy. Dividend income is a secondary
                                        objective.
                  ------------------------------------------------------------------------------------------------------------------
                  North American        Seeks long-term capital appreciation by           American General      Thompson, Siegel &
                  International Growth  investing in equity securities of non-U.S.        Advisers              Walmsley, Inc.
                  Fund**                companies, the majority of which are expected to
                                        be in developed markets. The Fund may invest
                                        across the capitalization spectrum, although it
                                        intends to emphasize smaller capitalization
                                        stocks.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks capital appreciation principally through    American General      INVESCO Funds Group,
                  INVESCO               investments in medium capitalization equity       Advisers              Inc.
                  MidCap Growth         securities, such as common and preferred stocks
                  Fund**                and securities convertible into common stocks.
                                        Current income is a secondary objective.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks long-term growth from a portfolio of        American General      JP Morgan
                  J.P. Morgan           equity securities of small capitalization growth  Advisers              Investment
                  Small Cap Growth      companies.                                                              Management Inc.
                  Fund**
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks capital growth through investment in        American General      Neuberger Berman
                  Neuberger Berman      equity securities of medium capitalization        Advisers              Management Inc.
                  MidCap Value          companies using a value-oriented investment
                  Fund**                approach.
                  ------------------------------------------------------------------------------------------------------------------
                  North American        Seeks maximum long-term return, consistent with   American General      Fiduciary
                  Small Cap Value       reasonable risk to principal by investing         Advisers              Management
                  Fund**                primarily in equity securities of small                                 Associates, Inc.(2)
                                        capitalization companies in terms of revenues
                                        and/or market capitalization.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks total returns that exceed over time the     American General      State Street
                  State Street          Russell 1000-Registered Trademark- Value Index    Advisers              Bank & Trust
                  Large Cap Value       through investments in equity securities.                               Company/State
                  Fund**(3)                                                                                     Street Global
                                                                                                                Advisors
                  ------------------------------------------------------------------------------------------------------------------
                  American Century      Seeks capital growth through investments          American Century      N/A
                  Ultra Fund            primarily in common stocks that are considered    Investment
                                        to have better-than-average prospects for         Management, Inc.
                                        appreciation.
                  ------------------------------------------------------------------------------------------------------------------
                  Ariel Appreciation    The Fund seeks long-term capital appreciation by  Ariel Capital         N/A
                  Fund                  investing primarily in medium-sized company       Management, Inc.
                                        stocks.
                  ------------------------------------------------------------------------------------------------------------------
                  Ariel Fund            The Fund seeks long-term capital appreciation     Ariel Capital         N/A
                                        primarily through investment in small company     Management, Inc.
                                        stocks.
 -----------------------------------------------------------------------------------------------------------------------------------

*    A series of NAFVPS I.
**   A series of North American Funds Variable Product Series II ("NAFVPS II").
(2) Bankers Trust Company ("Bankers Trust") previously served as sub-adviser to the North American - AG MidCap Index Fund, the North American - AG Small Cap Index Fund and the North American - AG Stock Index Fund. VALIC re-assumed direct management of each Fund's investment portfolio on October 1, 1999. Relative to the North American Small Cap Value Fund, VALIC re-assumed that portion of the investment portfolio previously managed by Bankers Trust as one of two sub-advisers to the Fund.
(3) The Russell 1000-Registered Trademark- Value Index is a trademark/servicemark of Frank Russell Trust Company. Russell-TM- is a trademark of the Frank Russell Company.
(4) Wellington Management Company, LLP replaced T. Rowe Price Associates, Inc. as sub-adviser to the Fund effective September 1, 1999. The investment objective was also changed at that time.

------------------------------------------------------------------

--------------------------------------------------------------------------------

                  VARIABLE ACCOUNT      INVESTMENT
                  OPTIONS               OBJECTIVE                                         ADVISER               SUB-ADVISER
 -----------------------------------------------------------------------------------------------------------------------------------
                  Evergreen Growth      Seeks capital growth in the value of its shares   Evergreen Asset       N/A
                  and Income Fund --    by investing in the securities of companies       Management Corp.
                  Class A***            which are temporarily undervalued in the
                                        marketplace but display characteristics of
                                        growth such as high return on investment and
                                        competitive advantage in their industry.
                  ------------------------------------------------------------------------------------------------------------------
                  Evergreen Small       Seeks current income and capital growth in the    Evergreen Asset       N/A
                  Cap Value Fund --     value of its shares by investing in common        Management Corp.
                  Class A***            stocks of small U.S. companies (less than $1
                                        billion in market capitalization).
                  ------------------------------------------------------------------------------------------------------------------
                  Evergreen Value       Seeks long-term capital growth with current       Evergreen Investment  N/A
                  Fund -- Class A***    income as a secondary objective by investing at   Management
                                        least 75% of its assets in common stocks of
                                        medium and large-cap U.S. companies with
                                        prospects for earning growth and dividends.
                  ------------------------------------------------------------------------------------------------------------------
                  Evergreen Special     The Fund seeks capital growth. It invests         Meridian Investment   N/A
                  Equity Fund           primarily in equity securities of U.S. companies  Company (a
                                        with small market capitalizations.                subsidiary of First
                                                                                          Union Corporation)
                  ------------------------------------------------------------------------------------------------------------------
                  INVESCO Blue Chip     The Fund tries to buy securities that will        INVESCO Funds         N/A
                  Growth Fund           increase in value over the long-term; current     Group, Inc.
                                        income is a secondary goal. The Fund invests
                                        primarily in common stocks of large companies
                                        with market capitalizations of more than $15
                                        billion and that have a history of consistent
                                        earnings growth regardless of business cycles.
                  ------------------------------------------------------------------------------------------------------------------
                  Janus Adviser         The Fund seeks long-term growth of capital in a   Janus Capital         N/A
                  Worldwide Fund        manner consistent with the preservation of        Corporation
                                        capital. It invests primarily in common stocks
                                        of companies of any size throughout the world.
                  ------------------------------------------------------------------------------------------------------------------
                  Janus Fund            The Fund seeks long-term growth of capital in a   Janus Capital         N/A
                                        manner consistent with the preservation of        Corporation
                                        capital. It invests primarily in common stocks
                                        selected for their growth potential. Although
                                        the Fund can invest in companies of any size, it
                                        generally invests in larger, more established
                                        companies.
                  ------------------------------------------------------------------------------------------------------------------
                  Lou Holland Growth    The Fund primarily seeks long-term growth of      Holland Capital       N/A
                  Fund                  capital. The receipt of dividend income is a      Management, L.P.
                                        secondary consideration. It invests primarily in
                                        common stocks of growth companies.
                  ------------------------------------------------------------------------------------------------------------------
                  MAS Mid Cap Growth    The Portfolio seeks long-term capital growth. It  Miller Anderson &     N/A
                  Portfolio             invests primarily in common stocks of companies   Sherrerd, LLP
                                        with capitalizations in the range of companies
                                        included in the S&P MidCap 400 Index.
                  ------------------------------------------------------------------------------------------------------------------
                  Putnam Global         Seeks capital appreciation. Current income is     Putnam Investment     N/A
                  Growth                only an incidental consideration in selecting     Management Inc.
                  Fund -- Class A       investments for the Fund. The Fund is designed
                  Shares                for investors, seeking above-average capital
                                        growth potential through a globally diversified
                                        portfolio of common stocks. Dividend and
                                        interest income is only an incidental
                                        consideration.
                  ------------------------------------------------------------------------------------------------------------------
                  Putnam New            Seeks long-term capital appreciation. Current     Putnam Investment     N/A
                  Opportunities         income is only an incidental consideration. The   Management Inc.
                  Fund -- Class A       Fund invests principally in common stocks of
                  Shares                companies in sectors of the economy which the
                                        Fund's investment adviser believes possess
                                        above-average long-term growth potential.
                  ------------------------------------------------------------------------------------------------------------------
                  Putnam OTC &          Seeks capital appreciation by investing           Putnam Investment     N/A
                  Emerging Growth       primarily in common stocks traded in the          Management Inc.
                  Fund -- Class A       over-the-counter market and common stocks, of
                  Shares                "emerging growth" companies listed on securities
                                        exchanges. The Fund is designed for investors
                                        willing to assume above-average risk in return
                                        for above average capital growth potential.
                  ------------------------------------------------------------------------------------------------------------------
                  Sit Mid Cap Growth    The Fund seeks to maximize long-term capital      Sit Investment        N/A
                  Fund                  appreciation. It invests at least 65% of its      Management, Inc.
                                        total assets in the common stocks of growth
                                        companies with capitalizations of $2 billion to
                                        $15 billion at the time of purchase.
                  ------------------------------------------------------------------------------------------------------------------
                  Sit Small Cap Growth  The Fund seeks to maximize long-term capital      Sit Investment        N/A
                  Fund                  appreciation. It invests at least 65% of its      Management, Inc.
                                        total assets in common stocks of small growth
                                        companies with capitalizations of $2.5 billion
                                        or less at the time of purchase.
                  ------------------------------------------------------------------------------------------------------------------
                  Templeton Foreign     Seeks long-term capital growth by investing       Templeton Global      N/A
                  Fund -- Class A       primarily in the equity securities of companies   Advisors Limited
                                        outside the United States, including emerging
                                        markets.
 -----------------------------------------------------------------------------------------------------------------------------------

***  A series of Evergreen Equity Trust.

------------------------------------------------------------------

--------------------------------------------------------------------------------

                  VARIABLE ACCOUNT      INVESTMENT
                  OPTIONS               OBJECTIVE                                         ADVISER               SUB-ADVISER
 -----------------------------------------------------------------------------------------------------------------------------------
                  Vanguard              Seeks to provide long-term growth of capital by   Vanguard              N/A
                  Windsor II Fund       investing mainly in the equity securities of
                                        large and medium-size companies whose stocks are
                                        considered by the Fund's advisers to be
                                        undervalued and out of favor with investors. The
                                        Fund's secondary objective is to provide some
                                        dividend income.
                  ------------------------------------------------------------------------------------------------------------------
                  Warburg Pincus Small  The Fund seeks capital growth by investing in     Credit Suisse Asset   N/A
                  Company Growth Fund   the equity securities of small U.S. companies.    Management, LLC
 -----------------------------------------------------------------------------------------------------------------------------------
 BALANCED         Vanguard              Seeks to conserve capital and provide moderate    Wellington            N/A
 FUNDS            Wellington Fund       long-term growth in capital and income by         Management
                                        investing approximately 60% to 70% of its assets  Company, LLP in dividend-paying stocks of established, large-
                                        and medium-sized companies that, in the
                                        adviser's opinion, are undervalued but whose
                                        prospects are improving. The remaining 30% to
                                        40% of assets are invested primarily in
                                        high-quality, longer-term corporate bonds with
                                        some exposure to U.S. Treasury, government
                                        agency, and mortgage-backed bonds.
 -----------------------------------------------------------------------------------------------------------------------------------
 INCOME           North American -      Seeks the highest possible total return           American General      N/A
 FUNDS            AG Capital            consistent with preservation of capital through   Advisers
                  Conservation Fund*    current income and capital gains on investments
                                        in intermediate and long-term debt instruments
                                        and other income producing securities.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      The Fund seeks the highest possible return        American General      N/A
                  AG Core Bond Fund*    consistent with conservation of capital through   Advisers
                                        investment in medium- to high- quality fixed
                                        income securities.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks high current income and protection of       American General      N/A
                  AG Government         capital through investments in intermediate and   Advisers
                  Securities Fund*      long-term U.S. Government debt securities.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks high current income through investments     American General      N/A
                  AG International      primarily in investment grade debt securities     Advisers
                  Government            issued or guaranteed by foreign governments.
                  Bond Fund*
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks the highest possible total return and       American General      American General
                  AG High Yield Bond    income consistent with conservation of capital    Advisers              Investment
                  Fund**                through investment in a diversified portfolio of                        Management, L.P.
                                        high yielding high risk fixed income securities.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks the highest possible total return and       American General      American General
                  AG Strategic Bond     income consistent with conservation of capital    Advisers              Investment
                  Fund**                through investment in a diversified portfolio of                        Management, L.P.
                                        income producing securities.
                  ------------------------------------------------------------------------------------------------------------------
                  Dreyfus Basic GNMA    The Fund seeks a high level of current income as  The Dreyfus           N/A
                  Fund                  is consistent with the preservation of capital.   Corporation
                                        To pursue this goal, the Fund normally invests
                                        at least 65% of its net assets in GNMA
                                        certificates (popularly called "Ginnie Maes"),
                                        which are guaranteed as to timely payment of
                                        principal and interest by the Government
                                        National Mortgage Association.
                  ------------------------------------------------------------------------------------------------------------------
                  Vanguard Long-Term    Seeks a high level of current income consistent   Wellington            N/A
                  Corporate Fund        with the maintenance of principal and liquidity   Management
                                        by investing in a diversified portfolio of        Company, LLP
                                        investment grade corporate and Government bonds.
                  ------------------------------------------------------------------------------------------------------------------
                  Vanguard Long-Term    Seeks a high level of current income consistent   Vanguard              N/A
                  Treasury Fund         with the maintenance of principal and liquidity
                                        by investing at least 85% of its total assets in
                                        long-term securities backed by the full faith
                                        and credit of the U.S. Government.
 -----------------------------------------------------------------------------------------------------------------------------------
 SPECIALTY        North American -      Seeks growth of capital through investment,       American General      N/A
 FUNDS            AG Social             primarily in common stocks, in companies which    Advisers
                  Awareness Fund*       meet the social criteria established for the
                                        Fund.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      The Fund seeks long-term capital growth. The      American General      T. Rowe Price
                  T. Rowe Price Health  Fund pursues long- term capital appreciation by   Advisers              Associates, Inc.
                  Sciences Fund*        normally investing at least 65% of total assets
                                        in the common stocks of companies engaged in the
                                        research, development, production, or
                                        distribution of products or services related to
                                        health care, medicine, or the life sciences
                                        (collectively termed "health sciences").
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks long-term growth of capital through         American General      T. Rowe Price
                  T. Rowe Price         investment primarily in the common stocks and     Advisers              Associates, Inc.
                  Science &             equity-related securities of companies that are
                  Technology            expected to benefit from the development,
                  Fund*                 advancement and use of science and technology.
 -----------------------------------------------------------------------------------------------------------------------------------

*    A series of NAFVPS I.
**   A series of NAFVPS II.

------------------------------------------------------------------

--------------------------------------------------------------------------------

                  VARIABLE ACCOUNT      INVESTMENT
                  OPTIONS               OBJECTIVE                                         ADVISER               SUB-ADVISER
 -----------------------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks growth of capital through investment,       American General      N/A
                  AG Socially           primarily in equity securities, in companies      Advisers
                  Responsible           which meet the social criteria established for
                  Fund**                the Fund.
 -----------------------------------------------------------------------------------------------------------------------------------
 MONEY            North American -      Seeks liquidity, protection of capital and        American General      N/A
 MARKET           AG 1 Money            current income through investments in short-term  Advisers
 FUNDS            Market Fund*          money market instruments.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks liquidity, protection of capital and        American General      N/A
                  AG 2 Money Market     current income through investments in short-term  Advisers
                  Fund**                money market instruments.
 -----------------------------------------------------------------------------------------------------------------------------------
 LIFESTYLE        North American -      Seeks current income and low to moderate growth   American General      N/A
 FUNDS            AG Conservative       of capital through investments in NAFVPS I or     Advisers
                  Growth                NAFVPS II Funds.
                  Lifestyle Fund**
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks growth through investments in NAFVPS I or   American General      N/A
                  AG Aggressive         NAFVPS II Funds.                                  Advisers
                  Growth Lifestyle
                  Fund**
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks growth and current income through           American General      N/A
                  AG Moderate Growth    investments in NAFVPS I or NAFVPS II Funds.       Advisers
                  Lifestyle Fund**
                  ------------------------------------------------------------------------------------------------------------------
                  Vanguard              Seeks current income and low-to-moderate growth   Vanguard              N/A
                  LifeStrategy          of capital by investing in a relatively fixed
                  Conservative          combination of other Vanguard funds.
                  Growth Fund
                  ------------------------------------------------------------------------------------------------------------------
                  Vanguard              Seeks growth of capital by investing in a         Vanguard              N/A
                  LifeStrategy Growth   relatively fixed combination of other Vanguard
                  Fund                  funds.
                  ------------------------------------------------------------------------------------------------------------------
                  Vanguard              Seeks growth of capital and a reasonable level    Vanguard              N/A
                  LifeStrategy          of current income by investing in a relatively
                  Moderate Growth       fixed combination of other Vanguard funds.
                  Fund
 -----------------------------------------------------------------------------------------------------------------------------------
 ASSET            North American -      Seeks maximum aggregate rate of return over the   American General      N/A
 ALLOCATION       AG Asset              long-term through controlled investment risk by   Advisers
 FUNDS            Allocation Fund*      adjusting its investment mix among stocks,
                                        long-term debt securities and short-term money
                                        market securities.
                  ------------------------------------------------------------------------------------------------------------------
                  Templeton Asset       Seeks a high level of total return by investing   Templeton Investment  N/A
                  Strategy              in the following market segments: stocks and      Counsel, Inc.
                  Fund -- Class 1****   bonds of any nation, including emerging markets,
                                        and money market instruments.
 -----------------------------------------------------------------------------------------------------------------------------------

*    A series of NAFVPS I.
**   A series of NAFVPS II.
**** A series of Franklin Templeton Variable Insurance Products Trust.

[SIDE NOTE]

TO LEARN MORE ABOUT THE INTEREST GUARANTEED DEATH BENEFIT, REFER TO THE SECTION IN THE PROSPECTUS ENTITLED "DEATH BENEFITS."

MORE INFORMATION ON FEES MAY BE FOUND IN THE PROSPECTUS UNDER THE HEADINGS "FEES AND CHARGES" AND "FEE TABLE."

[END SIDE NOTE]

SUMMARY -- (CONTINUED)
---------------------------------------------------

A detailed description of the investment objective of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.valic.com.

INTEREST GUARANTEED DEATH BENEFIT

Portfolio Director offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS

Portfolio Director offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e., loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS

There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Amounts invested in an MVA Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE

Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.

Withdrawals from an MVA Option prior to the end of the applicable MVA term will also be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn. However, the market value adjustment will not reduce the amount invested in the MVA Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

SEPARATE ACCOUNT CHARGES

Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.75% to 1.25% on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

[SIDE NOTE]

FOR A MORE DETAILED DISCUSSION OF THESE INCOME TAX PROVISIONS, SEE THE "FEDERAL TAX MATTERS" SECTION OF THE PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION.

FOR MORE INFORMATION ON PURCHASE PAYMENTS, REFER TO THE "PURCHASE PERIOD" SECTION OF THE PROSPECTUS.

[END SIDE NOTE]

SUMMARY -- (CONTINUED)
---------------------------------------------------

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT

The Company may, in its discretion, reimburse to certain Divisions some or all of the fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS

Purchase Payments may be made at any time and in any amount, subject to plan limitations. The minimum amount to establish a new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

SELECTED PURCHASE UNIT DATA
------------------------------------------------------------------

                                            DECEMBER 31, 1999      JANUARY 4, 1999        DECEMBER 31, 1998
                                         -----------------------  ------------------  -------------------------   SEPTEMBER 22,
                                          PURCHASE                PURCHASE  PURCHASE    PURCHASE                       1998
                                            UNITS      PURCHASE    UNITS      UNIT        UNITS       PURCHASE       PURCHASE
                                          IN FORCE    UNIT VALUE  IN FORCE  VALUE(1)    IN FORCE     UNIT VALUE   UNIT VALUE(1)
                                         -----------  ----------  --------  --------  -------------  ----------  ----------------
 North American - AG Asset Allocation
   Division 5..........................   61,240,667  $4.174280       --        --      60,237,818   $3.772519     $  3.401223
 North American - AG Capital
   Conservation Division 7.............   24,749,727  $2.056559       --        --      28,751,662   $2.085846     $  2.048533
 North American - AG Government
   Securities Division 8...............   45,292,728  $2.032753       --        --      53,729,671   $2.111727     $  2.098372
 North American Core Equity Division
   15..................................  460,108,285  $2.582249       --        --     494,997,997   $2.428587     $  1.923891
 North American - AG Growth & Income
   Division 16.........................  124,329,201  $2.676995       --        --     129,550,695   $2.201234     $  1.772957
 North American - AG International
   Equities Division 11................   94,415,343  $1.860227       --        --     101,811,751   $1.454644     $  1.205200
 North American - AG International
   Government Bond Division 13.........   90,136,603  $1.609098       --        --      97,473,851   $1.728006     $  1.653681
 North American - AG MidCap Index
   Division 4(2).......................  151,317,931  $5.721920       --        --     169,039,887   $5.029093     $  3.941295
 North American - AG 1 Money Market
   Division 6..........................  233,940,123  $1.807351       --        --     147,547,688   $1.742617     $  1.723944
 North American - T. Rowe Price
   Science & Technology Division 17....  517,699,561  $6.398997       --        --     418,601,069   $3.216190     $  2.208120
 North American - AG Small Cap Index
   Division 14.........................   94,031,183  $2.522643       --        --     107,321,015   $2.100506     $  1.804083
 North American - AG Social Awareness
   Division 12.........................  136,226,993  $4.419383       --        --     114,382,494   $3.762308     $  3.138915
 North American - AG Stock Index
   Division 10.........................  766,975,696  $5.696582       --        --     691,680,049   $4.772052     $  3,972280
 American Century Ultra Division 31....  411,119,880  $2.359768       --        --     209,221,513   $1.685503     $  1.373875
 North American - AG Conservative
   Growth Lifestyle Division 50........      203,221  $1.306897       --        --              --   $1.162045     $  1.025412
 North American - AG Core Bond Division
   58..................................       54,349  $1.009692       --        --              --   $1.029153     $  1.012421
 North American - AG Aggressive Growth
   Lifestyle Division 48...............      139,443  $1.538200       --        --              --   $1.192541     $  1.014416
 North American - AG High Yield Bond
   Division 60.........................      136,423  $1.075994       --        --              --   $1.053096     $  1.000425
 North American International Growth
   Division 33.........................      167,387  $1.634943       --        --              --   $1.051722     $  0.941455
 North American - Goldman Sachs Large
   Cap Growth Division 39..............      519,825  $1.667518       --        --              --   $1.240768     $  1.011419
 North American - State Street Large
   Cap Value Division 40...............      216,072  $1.302905       --        --              --   $1.246581     $  1.070388
 North American - INVESCO MidCap Growth
   Division 37.........................      477,094  $1.423173       --        --              --   $1.347693     $  1.069389
 North American - Neuberger Berman
   MidCap Value Division 38............      223,437  $1.521699       --        --              --   $1.254723     $  1.049399
 North American - AG Moderate Growth
   Lifestyle Division 49...............      215,575  $1.397661       --        --              --   $1.185441     $  1.025411
 North American - AG 2 Money Market
   Division 44.........................    4,089,393  $1.053624       --        --              --   $1.013309     $  1.002329
 North American - J.P. Morgan Small Cap
   Growth Division 35..................      298,665  $2.272711       --        --              --   $1.349354     $  1.075387
 North American Small Cap Value
   Division 36.........................      166,013  $1.080558       --        --              --   $1.165259     $  1.035409
 North American - AG Socially
   Responsible Division 41.............      282,396  $1.497374       --        --              --   $1.277759     $  1.065392
 North American - AG Strategic Bond
   Division 59.........................        2,324  $1.081981       --        --              --   $1.049867     $  1.011421
 Evergreen Equity Trust
   Evergreen Growth and Income Division
     56................................          175  $1.132919       --     $1.00              --          --              --
   Evergreen Small Cap Value Division
     55................................          244  $0.995515       --     $1.00              --          --              --
   Evergreen Value Division 57.........        4,240  $1.034113       --     $1.00              --          --              --
 Franklin Templeton Variable Insurance
   Products Trust
   Templeton Asset Strategy -- Class 1
     Division 19(3)....................  137,266,658  $2.058095       --        --     190,963,707   $1.695764     $  1.403278
 Putnam Global Growth -- Class A
   Division 28.........................  181,916,991  $2.465895       --        --     101,468,260   $1.512865     $  1.237343
 Putnam New Opportunities -- Class A
   Division 26.........................  386,064,440  $2.376261       --        --     280,523,297   $1,415175     $  1.109266
 Putnam OTC & Emerging Growth -- Class
   A Division 27.......................  170,725,977  $2.408872       --        --     129,463,792   $1.072660     $  0.839928
 Templeton Foreign -- Class A Division
   32..................................  219,168,378  $1.479830       --        --     198,626,024   $1.069704     $  0.923717
 Vanguard LifeStrategy Conservative
   Growth Division 54..................      554,101  $1.153827       --        --              --   $1.084026     $  1.006776
 Vanguard LifeStrategy Growth Division
   52..................................    1,591,689  $1.352880       --        --              --   $1.168111     $  1.006276
 Vanguard LifeStrategy Moderate Growth
   Division 53.........................    1,354,406  $1.244955       --        --              --   $1.125919     $  1.002175
 Vanguard Long-Term Corporate Division
   22..................................   49,616,245  $1.179657       --        --      44,122,646   $1.271278     $  1.253982
 Vanguard Long-Term Treasury Division
   23..................................  110,102,115  $1.191635       --        --      86,673,300   $1.318263     $  1.310099
 Vanguard Wellington Division 25.......  328,701,408  $1.528992       --        --     253,840,498   $1.482836     $  1.380127
 Vanguard Windsor II Division 24.......  426,529,299  $1.566008       --        --     372,737,595   $1.683226     $  1.475161

------------

(1)  Purchase Unit Value At Date Of Inception.
(2) Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Historical purchase unit values prior to October 1, 1991 reflect investment experience before these changes.
(3) Effective May 1, 2000 the Templeton Asset Allocation Fund merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton Asset Allocation Fund Division 19.

Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

[SIDE NOTE]

MUTUAL FUND OR FUND -- THE INVESTMENT PORTFOLIO(S) OF A REGISTERED OPEN-END MANAGEMENT INVESTMENT COMPANY, WHICH SERVES AS THE UNDERLYING INVESTMENT VEHICLE FOR EACH DIVISION REPRESENTED IN VALIC SEPARATE ACCOUNT A.

FOR MORE INFORMATION ABOUT VALIC, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

GENERAL INFORMATION
---------------------------------------------------

ABOUT PORTFOLIO DIRECTOR

Portfolio Director was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director called "Purchase Payments." The second is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director.

ABOUT VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. American General Advisers is the investment advisor business division of VALIC. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Sixty-four Divisions are available and represent the Variable Account Options in Portfolio Director. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director. For example, Division Ten represents and invests in the North American - AG Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

---------------------------------------------------
[SIDE NOTE]

THE DISTRIBUTOR'S ADDRESS IS 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

FOR MORE INFORMATION ABOUT THE DISTRIBUTOR SEE "DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS" IN THE STATEMENT OF ADDITIONAL INFORMATION.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO SEPARATE ACCOUNT DIVISIONS OFFERED BY PORTFOLIO DIRECTOR. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS MAY BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.

[END SIDE NOTE]

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS

American General Distributors, Inc. (the "Distributor"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.

VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.

VARIABLE ACCOUNT OPTIONS
---------------------------------------------------

Portfolio Director enables you to participate in Divisions that represent sixty-four Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account
A. According to your retirement program, you may not be able to invest in all sixty-four Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. See "About VALIC Separate Account A" in this prospectus.

Each individual Division represents and invests, through VALIC's Separate Account A, in specific Mutual Funds. These Mutual Funds serve as the investment vehicles for Portfolio Director and include:

- North American Funds Variable Product Series I (NAFVPS I) -- offers 21 funds for which American General Advisers serves as investment adviser and, for 10 of such funds, have one of the following sub-advisers: American General Investment Management, L.P., American Century Investment Management Inc., Founders Asset Management LLC, Putnam Investment Management , Inc., Wellington Management Company, LLP and T. Rowe Price Associates, Inc.

- North American Funds Variable Product Series II (NAFVPS II) -- offers 15 funds for which American General Advisers serves as investment adviser and, for 10 of such funds, have one of the following sub-advisers: American General Investment Management, L.P., Fiduciary Management Associates, Inc., Goldman Sachs Asset Management, INVESCO Funds Group Inc., J.P. Morgan Investment Management Inc., Neuberger Berman Management Inc., State Street Bank & Trust Company/State Street Global Advisors and Thompson, Siegel & Walmsley, Inc.

- American Century Mutual Funds, Inc. -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.

- Ariel Investment Trust -- offers 2 Ariel mutual funds for which Ariel Capital Management, Inc. serves as investment adviser.

- Dreyfus Basic GNMA Fund -- offers 1 mutual fund for which The Dreyfus Corporation serves as investment adviser.

- Evergreen Equity Trust -- offers 3 funds for which either Evergreen Asset Management Corp. or Evergreen Investment Management serves as investment adviser.

- Evergreen Select Equity Trust -- offers 1 mutual fund for which Meridian Investment Company (a subsidiary of First Union Corporation) serves as investment adviser.

- Franklin Templeton Variable Insurance Products Trust -- offers 2 funds for which Templeton Investment Counsel, Inc. serves as investment adviser.

- INVESCO Stock Funds, Inc. -- offers 1 mutual fund for which INVESCO Funds Group, Inc. serves as investment adviser.

---------------------------------------------------
[SIDE NOTE]

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY PORTFOLIO DIRECTOR.

[END SIDE NOTE]

- Janus Adviser Series -- offers 1 mutual fund for which Janus Capital Corporation serves as investment adviser.

- Janus Investment Fund -- offers 1 mutual fund for which Janus Capital Corporation serves as investment adviser.

- The Lou Holland Trust -- offers 1 mutual fund for which Holland Capital Management, L.P. serves as investment adviser.

- MAS Funds -- offers 1 mutual fund for which Miller Anderson & Sherrerd, LLP serves as investment adviser.

- Putnam Investments -- offers 3 funds for which Putnam Investment Management Inc., serves as investment adviser.

- Sit Mutual Funds -- offers 2 mutual funds for which Sit Investment Management, Inc. serves as investment adviser.

- The Vanguard Group Inc. -- offers 7 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.

- Warburg Pincus Funds -- offers 1 mutual fund for which Credit Suisse Asset Management, LLC serves as investment adviser.

Twenty-eight of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public.

For complete information about each of these Mutual Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC at 1-800-448-2542 or on-line at www.valic.com.

Shares of certain of the Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding. These risks may be discussed in each Fund's prospectus.

PURCHASE PERIOD
---------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director was purchased.

PURCHASE PAYMENTS

You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account. Purchase Payments can also be made by you for IRAs and certain nonqualified contracts ("individual contracts").

Minimum initial and subsequent Purchase Payments are as follows:


                  INITIAL   SUBSEQUENT
 CONTRACT TYPE    PAYMENT   PAYMENT
----------------  ------       ----
Periodic Payment  $   30       $ 30
Single Payment    $1,000        -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

---------------------------------------------------
[SIDE NOTE]

PURCHASE UNIT -- A MEASURING UNIT USED TO CALCULATE OUR ACCOUNT VALUE DURING THE PURCHASE PERIOD. THE VALUE OF A PURCHASE UNIT WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT DIVISION YOU HAVE SELECTED.

FOR MORE INFORMATION AS TO HOW PURCHASE UNIT VALUES ARE CALCULATED, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

  RETURN PURCHASE PAYMENTS. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  EMPLOYER-DIRECTED ACCOUNT. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division, or other investment option chosen by your employer. If your employer chooses another investment option other than the Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

  STARTER ACCOUNT. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.
PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Once we have established your account and have applied your initial Purchase Payment as described above, any subsequent Purchase Payment that we receive at our Home Office before the close of the Exchange will be credited the same business day. If not, it will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit value for a Division is calculated as shown below:


STEP 1: Calculate the gross investment rate:
              Gross Investment Rate
=             (EQUALS)
              The Division's investment income and capital gains and
              losses (whether realized or unrealized) on that day from
              the assets attributable to the Division.
 DIVIDED BY   (DIVIDED BY)
              The value of the Division for the immediately preceding
              day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.


STEP 2: Calculate net investment rate for any day as follows:
       Net Investment Rate
=      (EQUALS)
       Gross Investment Rate (calculated in Step 1)
-      (MINUS)
       Separate Account charges and any income tax charges.

STEP 3: Determine Purchase Unit Value for that day.
       Purchase Unit Value for that day.
=      (EQUALS)
       Purchase Unit Value for immediate preceding day.
X      (MULTIPLIED BY)
       Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS

There are 64 investment options offered in Portfolio Director. This includes 3 Fixed Account Options and 64 Variable Account Options. The

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Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS

The Fixed Account Plus and the Short-Term Fixed Account are part of the Company's general assets. The MVA Option may be invested in either the general assets of the Company or in a Separate Account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment which generally will be applied to withdrawals or transfers from an MVA Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.


Here is how you may calculate the value of your Fixed Account
Option during the Purchase
Period:
       Value of Your Fixed Account Options*
=      (EQUALS)
       All Purchase Payments made to the Fixed Account Options
+      (PLUS)
       Amounts transferred from Variable Account Options to the
       Fixed Account Options
+      (PLUS)
       All interest earned
-      (MINUS)
       Amounts transferred or withdrawn from Fixed Account
       Options
       (including applicable fees and charges)
-----------------------------------------------------------------
* This value may be subject to a market value adjustment under the MVA Option.

VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus and in each Fund's prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


Here is how to calculate the value of each Variable Account
Option in your account during the Purchase Period:
       Value of Your Variable Account Option
=      (EQUALS)
       Total Number of Purchase Units
X      (MULTIPLIED BY)
       Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

[SIDE NOTE]

ACCOUNT VALUE -- THE TOTAL SUM OF YOUR FIXED ACCOUNT AND/OR VARIABLE ACCOUNT OPTIONS THAT HAVE NOT YET BEEN APPLIED TO YOUR PAYOUT PAYMENTS.

PURCHASE PERIOD -- THE TIME BETWEEN YOUR FIRST PURCHASE PAYMENT AND YOUR PAYOUT PERIOD (OR SURRENDER).

HOME OFFICE -- OUR PRINCIPAL OFFICE AT 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

PAYOUT PERIOD -- THE TIME THAT STARTS WHEN YOU BEGIN TO WITHDRAW YOUR MONEY IN A STEADY STREAM OF PAYMENTS.

[END SIDE NOTE]

TRANSFERS BETWEEN INVESTMENT OPTIONS
---------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:


        FIXED                                                                            OTHER
    ACCOUNT OPTION            VALUE             FREQUENCY                             RESTRICTIONS
 --------------------  --------------------  ---------------  ------------------------------------------------------------
 Fixed Account Plus:   Up to 20% per         At any time      None(1)
                        contract year
                       100%                  At any time      If Account Value is less than or equal to $500
 Short-Term Fixed      Up to 100%            At any time      90-day Holding Period
   Account:                                                   If transfer was previously made into Short-Term Fixed
                                                              Account.(2)
 Multi-Year            Up to 100%            At any time      Withdrawals or Transfers subject to market value adjustment
   Enhanced Fixed                                             if prior to the end of an MVA term. Each MVA Band will
   Option(3):                                                 require a minimum transfer amount, as described in the
                                                              Contract.(4)

-------------

(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The MVA Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Enhanced Fixed Option or to other investment options.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between Portfolio Director's investment options subject to the following limitations:


                                        % OF ACCOUNT
                        --------------------------------------------     OTHER
    ACCOUNT OPTION             VALUE                FREQUENCY         RESTRICTIONS
----------------------  --------------------  ----------------------  ------------
Variable:                    Up to 100%       Once every 365 days         None
Combination Fixed and        Up to 100%       Once every 365 days         None
  Variable Payout:      of money in variable
                           option payout
Fixed:                     Not permitted                --                 --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS

A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director, should be sent to VALIC's Home Office.

Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s). All transfers to or from the MVA Option will require written instruction.

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of the transaction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

---------------------------------------------------
You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instructions may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated;

  (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

MARKET TIMING

The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. We reserve the right at any time and without prior notice to any party to terminate, suspend, or modify our policies or procedures regarding transfer requests.

FEES AND CHARGES
---------------------------------------------------

By investing in Portfolio Director, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee

- Surrender Charge

- Premium Tax Charge

- Separate Account Charges

- Fund Annual Expense Charge

- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

In addition, certain charges may apply to the MVA Option which are discussed at the end of this section.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

---------------------------------------------------
[SIDE NOTE]

PARTICIPANT YEAR -- THE FIRST TWELVE MONTH PERIOD AND THEN EACH YEARLY ANNIVERSARY OF THAT PERIOD FOLLOWING THE ISSUE DATE OF THE CONTRACT OR CERTIFICATE.

[END SIDE NOTE]

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

VALIC may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC insurance product.You will, however, be subject to a surrender charge in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

The surrender charge may also be reduced or waived if Portfolio Director is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the

---------------------------------------------------
  deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 0.75% to 1.25% on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee and administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR
ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

- The type of retirement program.

  Certain types of retirement programs because of their stability can result in lower administrative costs.

- The nature of your retirement program.

  Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

- Other factors of which we are not presently aware which could reduce administrative costs.

---------------------------------------------------
We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

- The frequency of Purchase Payments for your retirement program.

  Purchase Payments received no more than once a year can reduce administrative costs.

- The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

- The size of your retirement program.

  A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

- The total amount of Purchase Payments to be received for your retirement program.

  Larger Purchase Payments can reduce sales expenses.

- The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the mortality and expense risk fee or administration and distribution fee:

- The frequency of Purchase Payments for your retirement program.

- The size of your retirement program.

- The amount of your retirement program's periodic purchase payment.

We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT

Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are, however, voluntary, and may be changed by the Company at any time. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies and the amount of the reimbursement.

MARKET VALUE ADJUSTMENT

Under the MVA Option you may establish one or more MVA Bands with a minimum amount, as described in the Contract, per MVA Band in states in which the MVA Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your MVA Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can still apply to a 10% Free Withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the MVA Option. Please review your Contract for additional information on the MVA Option.

[SIDE NOTE]

PAYOUT UNIT -- A MEASURING UNIT USED TO CALCULATE PAYOUT PAYMENTS FROM YOUR VARIABLE ACCOUNT OPTION. PAYOUT UNIT VALUES WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE VALIC SEPARATE ACCOUNT A DIVISION YOU HAVE SELECTED.

ASSUMED INVESTMENT RATE -- THE RATE USED TO DETERMINE YOUR FIRST MONTHLY PAYOUT PAYMENT PER THOUSAND DOLLARS OF ACCOUNT VALUE IN YOUR VARIABLE ACCOUNT OPTION(S).

[END SIDE NOTE]

PAYOUT PERIOD
---------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  -  Type and duration of Payout Option chosen;

  -  Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRAs and certain nonqualified contracts);

  -  The portion of your Account Value being applied; and

  -  The payout rate being applied and the frequency of the payments.

  (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE

The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may be when you attain age 59 1/2 or separate from service, but must be no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may be any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

---------------------------------------------------
[SIDE NOTE]

FOR MORE INFORMATION ABOUT PAYOUT OPTIONS OR ENHANCEMENTS OF THOSE PAYOUT OPTIONS AVAILABLE UNDER THE CONTRACT, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

 - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

 - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

 - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

 - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option,

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the Contract or plan.

SURRENDER OF ACCOUNT VALUE
---------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

SURRENDER PROCESS

If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the Surrender Value to you within 7 calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form. For example, a loan termination or loan payoff must be processed prior to surrendering an account. If you are not 100% vested, forfeited dollars must be removed prior to the Surrender transaction. Additionally, if your Plan Administrator must approve a request for Surrender, the request will not be considered in good order until the Plan Administrator approval is received. The above examples may not be all-inclusive, but are illustrations of processes that must be completed before a request is considered to be in good order.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed in accordance with the procedures above.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:


                                Your Account
   Allowed                        Value(1)
  Surrender     = (EQUALS)        -(MINUS)
    Value                      Any Applicable
                              Surrender Charge
   (1) Equals the Account Value next computed
       after your properly completed request
       for surrender is received in our Home
       Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except attainment of age 70 1/2, retirement or other termination of employment or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

---------------------------------------------------
PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:


     The amount                      Your Purchase
  surrendered from                     Units next
    the Variable                   computed after the
   Account Option     DIVIDED BY    written request
      + (PLUS)       (DIVIDED BY)   for surrender is
   Any Surrender                    received at our
       Charge                         Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW

There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
---------------------------------------------------

We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices. An exchange may require the issuance of a contract or may be subject to any other requirements that the Company may impose.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.

  - Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  - This exchange privilege is only available for those other contracts listed below.

---------------------------------------------------
Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

SURRENDER CHARGES

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR

The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want a copy of any of these prospectuses or Statements of Additional Information, please contact us at 1-800-44-VALIC.

---------------------------------------------------
FEATURES OF PORTFOLIO DIRECTOR

In deciding whether you want to exercise these exchange privileges, you should consider the following factors of Portfolio Director.

  - Portfolio Director has more investment options to select from.

  - Portfolio Director has 28 publicly available mutual funds as investment options.

  - The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director has an Interest Guaranteed Death Benefit.

  - Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  - Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN EXCHANGE OFFER

GENERAL. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts and Independence Plus Contracts for the equivalent units of interest in Portfolio Director.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director from SA-1 or Independence Plus Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract and Independence Plus Contract.

  - Leave current assets in the SA-1 Contract or Independence Plus Contract and direct future Purchase Payments to Portfolio Director; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director.

If the participant chooses to remain in either the SA-1 Contract or Independence Plus Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract or Independence Plus Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract or the Independence Plus Contract, and direct future Purchase Payments to Portfolio Director, the current assets will be controlled by the provisions of the SA-1 Contract or the Independence Plus Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director.

Once a participant transfers assets and future Purchase Payments to Portfolio Director the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director, the participant will be allowed at a later date to transfer the current assets to Portfolio Director. For a complete analysis of the differences between the SA-1 contract or the Independence Plus Contract and Portfolio Director, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

[SIDE NOTE]

BENEFICIARY -- THE PERSON DESIGNATED TO RECEIVE PAYOUT PAYMENTS UPON THE DEATH OF AN ANNUITANT.

ANNUITANT -- THE INDIVIDUAL, (IN MOST CASES THIS PERSON IS YOU) TO WHOM PAYOUT PAYMENTS WILL BE PAID.

CONTRACT OWNER -- EITHER YOUR EMPLOYER OR ORGANIZATION IN THE CASE OF A GROUP CONTRACT OR THE ANNUITANT IN THE CASE OF AN INDIVIDUAL CONTRACT. IF THE CONTRACT IS AN INDIVIDUAL NON-QUALIFIED TYPE, THIS IS GENERALLY THE ANNUITANT BUT IS NOT REQUIRED TO BE. ALSO, A CONTINGENT CONTRACT OWNER MAY BE DESIGNATED.

FIXED ACCOUNT OPTIONS -- A PARTICULAR SUBACCOUNT INTO WHICH YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE MAY BE ALLOCATED TO FIXED INVESTMENT OPTIONS. CURRENTLY, THE FIXED ACCOUNT OPTIONS IN PORTFOLIO DIRECTOR ARE FIXED ACCOUNT PLUS, SHORT-TERM FIXED ACCOUNT AND MULTI-YEAR ENHANCED FIXED OPTION. EACH OPTION OF THIS TYPE IS GUARANTEED TO EARN AT LEAST A MINIMUM RATE OF INTEREST.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO VALIC SEPARATE ACCOUNT A DIVISIONS OFFERED BY PORTFOLIO DIRECTOR. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS WILL BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.

PROOF OF DEATH -- A CERTIFIED COPY OF THE DEATH CERTIFICATE, A CERTIFIED COPY OF A DECREE OF A COURT OF COMPETENT JURISDICTION AS TO DEATH, A WRITTEN STATEMENT BY AN ATTENDING PHYSICIAN, OR ANY OTHER PROOF SATISFACTORY TO VALIC.

[END SIDE NOTE]

DEATH BENEFITS
---------------------------------------------------

Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director may vary from state to state.

THE PROCESS

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. You or your beneficiary may contact your VALIC financial professional at 1-800-448-2542 with any questions about required documentation and paperwork.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

BENEFICIARIES OTHER THAN SPOUSES.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period not exceeding the Beneficiary's life expectancy.
If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will generally be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:


STEP 1: Determine your Fixed Account Option Value by taking the greater of:
       Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
       OR
       100% of Purchase Payments placed in Fixed
       Account Option
-      (minus)
       Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout
       Option

---------------------------------------------------
[SIDE NOTE]

DIVISIONS -- SUBACCOUNTS OF VALIC SEPARATE ACCOUNT A WHICH REPRESENT THE VARIABLE ACCOUNT OPTIONS IN PORTFOLIO DIRECTOR. EACH DIVISION INVESTS IN A DIFFERENT MUTUAL FUND, EACH HAVING ITS OWN INVESTMENT OBJECTIVE AND STRATEGY.

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY PORTFOLIO DIRECTOR.

[END SIDE NOTE]


STEP 2: Determine your Variable Account Option Value by taking the greater of:
       Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC
       OR
       100% of Purchase Payments placed in Variable
       Account Options
-      (minus)
       Prior withdrawals (out of) or transfers (out of) the Variable Account Option
+      (plus)
       Interest at an annual rate of 3%
STEP 3: Add step 1 + 2 = DEATH BENEFIT

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:


       Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
       OR
       100% of Purchase Payments (to Fixed and/or Variable Account Options)
-      (MINUS)
       Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

      - Receive the present value of any remaining payments in a lump sum; or

      - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

      - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
---------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity or life insurance products or to the general public before Portfolio Director was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by Portfolio Director in calculating the Division's investment performance.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

---------------------------------------------------
[SIDE NOTE]

FOR MORE INFORMATION ON HOW TOTAL RETURN PERFORMANCE INFORMATION IS CALCULATED, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return

  - Nonstandard Average Annual Total Return

  - Cumulative Total Return

  - Annual Change in Purchase Unit Value

  - Cumulative Change in Purchase Unit Value

  - Total Return Based on Different Investment Amounts

  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Total Return since Division inception.

The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL RETURN

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted. The SEC staff takes the position that performance information of an underlying Fund reduced by account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all account fees and charges are deducted.

CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in Portfolio Director will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period or since inception. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;

  - The difference is divided by the Purchase Unit Value at the start of the period or year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director charges and fees imposed on the Division.

---------------------------------------------------

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

NORTH AMERICAN - AG 1 MONEY MARKET AND NORTH AMERICAN - AG 2 MONEY MARKET DIVISIONS

We may advertise the North American - AG 1 Money Market and North American - AG 2 Money Market Divisions' Current Yield and Effective Yield.

THE CURRENT YIELD refers to the income produced by an investment in the North American - AG 1 Money Market or North American - AG 2 Money Market Divisions over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the North American - AG 1 Money Market Division and the North American - AG 2 Money Market Division the 7-day Current Yield for the last 7 days ended December 31, 1999 was 4.31% and 4.55%, respectively.

THE EFFECTIVE YIELD is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the North American - AG 1 Money Market Division and the North American - AG 2 Money Market Division the 7-day Effective Yield for the last 7 days ended December 31, 1999 was 4.40% and 4.66%, respectively.

DIVISIONS OTHER THAN THE NORTH AMERICAN - AG 1 MONEY MARKET AND NORTH AMERICAN - AG 2 MONEY MARKET DIVISIONS

We may advertise the standardized yield performance for each Division other than the North American - AG 1 Money Market Money Market and North American - AG 2 Money Market Money Market Divisions. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

OTHER CONTRACT FEATURES
---------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

---------------------------------------------------
[SIDE NOTE]

VALIC SEPARATE ACCOUNT A -- A SEGREGATED ASSET ACCOUNT ESTABLISHED BY VALIC UNDER THE TEXAS INSURANCE CODE. THE PURPOSE OF VALIC SEPARATE ACCOUNT A IS TO RECEIVE AND INVEST YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE IN THE VARIABLE ACCOUNT OPTIONS YOU HAVE SELECTED.

[END SIDE NOTE]

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:

  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director Plus in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
---------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

---------------------------------------------------
VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC Separate Account A will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
---------------------------------------------------

Portfolio Director provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Portfolio Director is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  - Section 401(a), 403(a) and 401(k) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) SEPs;

  - Section 408(p) SIMPLE retirement accounts.

The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director Plus may also be available through a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director is also available through "Non-Qualified Contracts." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual funds which are not available to the general public outside of annuity contracts or life insurance contracts.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

---------------------------------------------------
Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guides issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to Non-Qualified Contracts.

Distributions are taxed differently depending on the program through which Portfolio Director is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

---------------------------------------------------
                        THE POWER OF TAX-DEFERRED GROWTH

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        NONQUALIFIED
                          CONTRACT
          CONVENTIONAL  TAX-DEFERRED  TAX-DEFERRED
            SAVINGS       ANNUITY       ANNUITY
10 YEARS       $16,122       $18,128       $25,178
20 YEARS       $44,347       $57,266       $79,536
30 YEARS       $93,761      $141,761      $196,891

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                        TAX-FAVORED   CONVENTIONAL
                        RETIREMENT      SAVINGS
                          PROGRAM       ACCOUNT
                        -----------   ------------
Annual amount
  available for
  savings before
  federal taxes.......    $2,500         $2,500
Current federal income
  tax due on Purchase
  Payments............         0           (700)
Net retirement plan
  Purchase Payments...    $2,500         $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
   Participant/Contract Owner Name:
   --------------------------------------------------------------------------
   Social Security Number:
   --------------------------------------------------------------------------
   Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------  ------------------------------------
Participant/Contract Owner Signature                  Date

Mail this form to any Regional Office or to the Home Office at the following address: VALIC, Client Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                           WE ARE PLEASED TO ANNOUNCE
                         A GREAT NEW WAY TO COMMUNICATE
                                      AND
           AN OPPORTUNITY TO SAVE SOME TREES AS PART OF THE PROCESS!
You may now elect to have electronic notification via e-mail that certain regulatory documents (such as prospectuses, any supplements, semi-annual or annual financial reports, or proxy statements) are available for viewing on-line at WWW.VALIC.COM. Click on "products" and then click "Prospectuses Online". All you need to do is complete the form below and drop it in the mail. In the future, you will receive an e-mail notification with a link to view the document.
Please note:
  - You will receive e-mail notifications when the documents become available on-line.
  - This service will apply only to your VALIC annuity contracts.
  - If your e-mail address changes, please notify customer service at VALIC.COM or by calling 1-800-448-2542.
  - This service is provided by VALIC at no charge, though you may have to pay Internet service provider fees to access the Internet or to receive e-mails.
  - This consent will be considered effective until revoked in writing.
 ...............................................................................
/ / Yes! Sign me up for electronic notification via e-mail that certain regulatory documents for my VALIC annuity contracts, including the prospectuses, supplements, semi-annual or annual financial reports, or proxy statements, are available for viewing on-line.
I UNDERSTAND THAT I WILL RECEIVE AN E-MAIL NOTIFICATION WHEN THE DOCUMENT BECOMES AVAILABLE ON-LINE. I ALSO UNDERSTAND THAT THIS SERVICE WILL REPLACE ANY PAPER DOCUMENTS AND IS PROVIDED BY VALIC AT NO CHARGE, THOUGH I MAY HAVE TO PAY INTERNET SERVICE PROVIDER FEES TO ACCESS THE INTERNET OR RECEIVE E-MAILS. I AGREE THAT THIS CONSENT WILL BE EFFECTIVE BEGINNING FEBRUARY 1, 2001.
Printed Name ________________________________________ Signature ________________
e-mail address _________________________________________________________________
SS# ________________________________________
Address _____________________________________________
City, State, ZIP ______________________________________
Mail to:
VALIC
Client Services -- Electronic Delivery, L12-15
2929 Allen Parkway
Houston, Texas 77019

                      (This page intentionally left blank)

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                      PAGE
                                                                      ----
General Information.................................................     4
    Marketing Information...........................................     4
    Endorsements and Published Ratings..............................     5
Types of Variable Annuity Contracts.................................     6
Federal Tax Matters.................................................     6
    Tax Consequences of Purchase Payments...........................     6
    Tax Consequences of Distributions...............................     8
    Special Tax Consequences -- Early Distribution..................     9
    Special Tax Consequences -- Required Distributions..............    10
    Tax Free Rollovers, Transfers and Exchanges.....................    11
Exchange Privilege..................................................    11
    Exchanges From Portfolio Director...............................    12
    Exchanges From Portfolio Director 2.............................    12
    Exchanges From Independence Plus Contracts......................    13
    Exchanges From V-Plan Contracts.................................    14
    Exchanges From SA-1 and SA-2 Contracts..........................    15
    Exchanges From Impact Contracts.................................    16
    Exchanges From Compounder Contracts.............................    17
    Information Which May Be Applicable To Any Exchange.............    18
Calculation of Surrender Charge.....................................    19
    Illustration of Surrender Charge on Total Surrender.............    19
    Illustration of Surrender Charge on a 10% Partial Surrender
      Followed by a Full Surrender..................................    19
Purchase Unit Value.................................................    20
    Illustration of Calculation of Purchase Unit Value..............    20
    Illustration of Purchase of Purchase Units......................    20
Performance Calculations............................................    20
    North American - AG 1 Money Market and North American - AG 2
      Money Market Divisions Yields.................................    20
    Calculation of Current Yield for North American - AG 1 Money
      Market Division Six...........................................    20
    Calculation of Current Yield for North American - AG-2 Money
      Market Division 44............................................    20
    Illustration of Calculation of Current Yield for North
      American - AG 1 Money Market Division Six and North
      American - AG 2 Money Market Division 44......................    20
    Calculation of Effective Yield for North American - AG 1 Money
      Market Division Six...........................................    21
    Calculation of Effective Yield for North American - AG 2 Money
      Market Division 44............................................    21
    Illustration of Calculation of Effective Yield for North
      American - AG 1 Money Market Division Six and North
      American - AG 2 Money Market Division 44......................    21
    Standardized Yield for Bond Fund Divisions......................    21
    Calculation of Standardized Yield for Bond Fund Divisions.......    21
    Illustration of Calculation of Standardized Yield for Bond Fund
      Divisions.....................................................    21
    Calculation of Average Annual Total Return......................    22
    Calculation of MVA Option.......................................    22
Performance Information.............................................    23
    Hypothetical $10,000 Account Value and Cumulative Return as
      Compared to Benchmark Tables..................................    23
    Performance Compared to Market Indices..........................    23
    North American - AG Asset Allocation Division Five..............    27
    North American - AG Capital Conservation Division Seven.........    28
    North American - AG Government Securities Division Eight........    28
    North American Core Equity Division Fifteen.....................    29
    North American - AG Growth & Income Division Sixteen............    29
    North American - AG International Equities Division Eleven......    30
    North American - AG International Government Bond Division
      Thirteen......................................................    31
                                                                      PAGE
                                                                      ----
    North American - AG MidCap Index Division Four..................    31
    North American - AG 1 Money Market Division Six.................    32
    North American - T. Rowe Price Science & Technology Division
       Seventeen....................................................    33
    North American - AG Small Cap Index Division Fourteen...........    33
    North American - AG Social Awareness Division Twelve............    34
    North American - AG Stock Index Division Ten....................    35
    American Century Ultra Division Thirty-One......................    35
    North American - AG Conservative Growth Lifestyle Division
       Fifty........................................................    36
    North American - AG Core Bond Division
       Fifty-Eight..................................................    37
    North American - AG Aggressive Growth
       Lifestyle Division Forty-Eight...............................    38
    North American - AG High Yield Bond Division Sixty..............    39
    North American International Growth Division Thirty-Three.......    39
    North American - Goldman Sachs Large Cap Growth Division
       Thirty-Nine..................................................    40
    North American - State Street Large Cap Value Division Forty....    41
    North American - INVESCO MidCap Growth Division Thirty-Seven....    41
    North American - Neuberger Berman MidCap Value Division
       Thirty-Eight.................................................    42
    North American - AG Moderate Growth Lifestyle Division
       Forty-Nine...................................................    42
    North American - AG 2 Money Market Division Forty-Four..........    43
    North American - J.P. Morgan Small Cap Growth Division
       Thirty-Five..................................................    43
    North American Small Cap Value Division
       Thirty-Six...................................................    44
    North American - AG Socially Responsible Division
       Forty-One....................................................    44
    North American - AG Strategic Bond Division
       Fifty-Nine...................................................    45
    Evergreen Growth and Income Division Fifty-Six..................    47
    Evergreen Small Cap Value Division Fifty-Five...................    47
    Evergreen Value Division Fifty-Seven............................    48
    Putnam Global Growth -- Class A Division Twenty-Eight...........    49
    Putnam New Opportunities -- Class A Division Twenty-Six.........    50
    Putnam OTC & Emerging Growth -- Class A Division Twenty-Seven...    50
    Templeton Asset Strategy Division Nineteen......................    52
    Templeton Foreign Division Thirty-Two...........................    53
    Vanguard LifeStrategy Conservative Growth Division Fifty-Four...    54
    Vanguard LifeStrategy Growth Division Fifty-Two.................    55
    Vanguard LifeStrategy Moderate Growth Division Fifty-Three......    56
    Vanguard Long-Term Corporate Division
       Twenty-Two...................................................    56
    Vanguard Long-Term Treasury Division
       Twenty-Three.................................................    57
    Vanguard Wellington Division Twenty-Five........................    58
    Vanguard Windsor II Division Twenty-Four........................    59
Payout Payments.....................................................    60
    Assumed Investment Rate.........................................    60
    Amount of Payout Payments.......................................    60
    Payout Unit Value...............................................    60
    Illustration of Calculation of Payout Unit Value................    61
    Illustration of Payout Payments.................................    61
Distribution of Variable Annuity Contracts..........................    62
Experts.............................................................    62
Comments on Financial Statements....................................    62

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-448-2542
      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-35-VALIC
                           EASYACCESS 1-800-42-VALIC
                         TDD EASYACCESS 1-800-24-VALIC

[LOGO]

The Variable Annuity Life Insurance Company
is a member of American General Financial Group.
American General Financial Group is the marketing
name for American General Corporation and its subsidiaries.
-C-The Variable Annuity Life Insurance Company, Houston, Texas
VA 10855   REV 12/00

                                                                          [LOGO]
                                                              SEPARATE ACCOUNT A
                                                      FIXED AND VARIABLE ANNUITY
                                                           FOR SERIES 1.20-12.20

                                                                      Prospectus
                                                                     May 1, 2000
                                                    as revised December 11, 2000

                                                                          [LOGO]

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
FIXED AND VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR-REGISTERED TRADEMARK- PLUS AND PORTFOLIO DIRECTOR 2
SEPARATE ACCOUNT A
FOR SERIES 1.20-12.20                                                May 1, 2000
                                                    As Revised December 11, 2000

PROSPECTUS

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director Plus and Portfolio Director 2 (referred to collectively as "Portfolio Director" in this prospectus), that consist of group and individual fixed and variable annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans. Series 1.20 to 12.20 consists of group variable annuity contracts that are offered by VALIC to participants in certain employer sponsored retirement plans as well as for certain after-tax arrangements that are not part of an employer's plan. Portfolio Director may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

Portfolio Director permits you to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your contract.

--------------------------------------------------------------------------------

VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.

This prospectus provides you with information you should know before investing in Portfolio Director. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2000, contains additional information about Portfolio Director and is part of this prospectus. For a free copy call 1-800-448-2542. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                   PAGE
                                                 --------
ABOUT THE PROSPECTUS.........................           1
FEE TABLE....................................           2
SUMMARY......................................           7
SELECTED PURCHASE UNIT DATA..................          14
GENERAL INFORMATION..........................          15
    About Portfolio Director.................          15
    About VALIC..............................          15
    About VALIC Separate Account A...........          15
    Units of Interests.......................          16
    Distribution of the Contracts............          16
VARIABLE ACCOUNT OPTIONS.....................          16
PURCHASE PERIOD..............................          17
    Purchase Payments........................          17
    Purchase Units...........................          18
    Calculation of Purchase Unit Value.......          18
    Choosing Investment Options..............          18
      Fixed Account Options..................          19
      Variable Account Options...............          19
    Stopping Purchase Payments...............          19
TRANSFERS BETWEEN INVESTMENT OPTIONS.........          20
    During the Purchase Period...............          20
    During the Payout Period.................          20
    Communicating Transfer or Reallocation
      Instructions...........................          20
    Effective Date of Transfer...............          21
    Market Timing............................          21
FEES AND CHARGES.............................          21
    Account Maintenance Fee..................          21
    Surrender Charge.........................          21
      Amount of Surrender Charge.............          22
      10% Free Withdrawal....................          22
      Exceptions to Surrender Charge.........          22
    Premium Tax Charge.......................          22
    Separate Account Charges.................          23
    Fund Annual Expense Charges..............          23
    Other Tax Charges........................          23
    Reduction or Waiver of Account
      Maintenance Fee, Surrender, Mortality
      and Expense Risk Fee or Administration
      and Distribution Fee Charges...........          23
    Separate Account Expense Reimbursement...          24
    Market Value Adjustment..................          24
PAYOUT PERIOD................................          25
    Fixed Payout.............................          25
    Variable Payout..........................          25
    Combination Fixed and Variable Payout....          25
    Payout Date..............................          25
    Payout Options...........................          25
    Enhancements to Payout Options...........          26
    Payout Information.......................          26
SURRENDER OF ACCOUNT VALUE...................          27
    When Surrenders Are Allowed..............          27
    Surrender Process........................          27
    Amount That May Be Surrendered...........          27
    Surrender Restrictions...................          27
    Partial Surrenders.......................          28
    Systematic Withdrawals...................          28
    Distributions Required by Federal Tax
      Law....................................          28
                                                   PAGE
                                                 --------
EXCHANGE PRIVILEGE...........................          28
    Restrictions on Exchange Privilege.......          28
    Taxes and Conversion Costs...............          29
    Surrender Charges........................          29
    Exchange Offers for Contracts Other Than
      Portfolio Director.....................          29
    Comparison of Contracts..................          29
    Features of Portfolio Director...........          30
    Agents' and Managers' Retirement Plan
      Exchange Offer.........................          30
DEATH BENEFITS...............................          31
    The Process..............................          31
    Beneficiary Information..................          31
    Special Information for Individual
      Non-Tax Qualified Contracts............          31
    During the Purchase Period...............          31
      Interest Guaranteed Death Benefit......          31
      Standard Death Benefit.................          32
    During the Payout Period.................          32
HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS.................          32
    Types of Investment Performance
      Information Advertised.................          32
      Total Return Performance Information...          33
      Standard Average Annual Total Return...          33
      Nonstandard Average Annual Total
        Return...............................          33
      Cumulative Total Return................          33
      Annual Change in Purchase Unit Value...          33
      Cumulative Change in Purchase Unit
        Value................................          33
      Total Return Based on Different
        Investment Amounts...................          33
      An Assumed Account Value of $10,000....          34
    Yield Performance Information............          34
      North American - AG 1 Money Market and
        North American - AG 2 Money Market
        Divisions............................          34
      Divisions Other Than The North
        American - AG 1 Money Market and
        North American - AG 2 Money Market
        Divisions............................          34
OTHER CONTRACT FEATURES......................          34
    Changes That May Not Be Made.............          34
    Change of Beneficiary....................          34
    Contingent Owner.........................          34
    Cancellation -- The 20 Day "Free Look"...          35
    We Reserve Certain Rights................          35
    Relationship to Employer's Plan..........          35
VOTING RIGHTS................................          35
    Who May Give Voting Instructions.........          35
    Determination of Fund Shares Attributable
      to Your Account........................          35
      During Purchase Period.................          35
      During Payout Period or after a Death
        Benefit Has Been Paid................          35
    How Fund Shares Are Voted................          35
FEDERAL TAX MATTERS..........................          36
    Type of Plans............................          36
    Tax Consequences in General..............          36
    Effect of Tax-Deferred Accumulations.....          37

                                      (i)

[SIDE NOTE]

PARTICIPANT -- THE INDIVIDUAL, (IN MOST CASES YOU ARE THE PARTICIPANT) FOR WHOM PURCHASE PAYMENTS ARE MADE.

[END SIDE NOTE]

ABOUT THE PROSPECTUS
---------------------------------------------------

Unless otherwise specified in this prospectus, the words "we", "our", "Company", and "VALIC" mean The Variable Annuity Life Insurance Company. The words "you" and "your", unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:

DEFINED TERMS                          PAGE NO.
-------------                          --------

Account Value......................       20

Annuitant..........................       31

Assumed Investment Rate............       25

Beneficiary........................       31

Contract Owner.....................       31

Divisions..........................       32

Fixed Account Options..............       31

Home Office........................       20

Mutual Fund or Fund................       15

Participant........................       01

Participant Year...................       22

Payout Period......................       20

Payout Unit........................       25

Proof of Death.....................       31

Purchase Payments..................     17, 32

Purchase Period....................       20

Purchase Unit......................       18

VALIC Separate Account A...........       35

Variable Account Options...........     16, 31

This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you may refer to the mutual fund prospectuses, available at www.valic.com (or call
1-800-448-2542).

Following this introduction is a summary of the major features and options of Portfolio Director. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

FEE TABLE
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CONTRACT OWNER/PARTICIPANT EXPENSES(1)
  Maximum Surrender Charge(2)                               5.00%
ACCOUNT MAINTENANCE FEE ($3.75 per quarter,
  annualized)(2)                                           $  15
SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):

                                                              MORTALITY      ADMINISTRATION        SEPARATE          TOTAL
                                                             AND EXPENSE    AND DISTRIBUTION   ACCOUNT EXPENSE     SEPARATE
  FUND                                                       RISK FEE(3)         FEE(3)        REIMBURSEMENT(4)   ACCOUNT FEE
  ----                                                       ------------   ----------------   ----------------   -----------
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
    North American - AG Asset Allocation Fund                    0.25%            0.55%                --            0.80%
    North American - AG Capital Conservation Fund                0.25             0.55                 --            0.80
    North American - AG Government Securities Fund               0.25             0.55                 --            0.80
    North American - AG Growth & Income Fund                     0.25             0.55                 --            0.80
    North American - AG International Equities Fund              0.25             0.55                 --            0.80
    North American - AG International Government Bond Fund       0.25             0.55                 --            0.80
    North American - AG MidCap Index Fund                        0.25             0.55                 --            0.80
    North American - AG 1 Money Market Fund                      0.25             0.55                 --            0.80
    North American - AG Nasdaq-100-Registered Trademark-
      Index Fund                                                 0.25             0.55                 --            0.80
    North American - AG Small Cap Index Fund                     0.25             0.55                 --            0.80
    North American - AG Social Awareness Fund                    0.25             0.55                 --            0.80
    North American - AG Stock Index Fund                         0.25             0.55                 --            0.80
    North American - American Century Income & Growth Fund       0.25             0.55                 --            0.80
    North American - American Century International Growth
      Fund                                                       0.25             0.55                 --            0.80
    North American Core Equity Fund                              0.25             0.55                 --            0.80
    North American - Founders Large Cap Growth Fund              0.25             0.55                 --            0.80
    North American - Founders/T. Rowe Price Small Cap Fund       0.25             0.55                 --            0.80
    North American - Putnam Opportunities Fund                   0.25             0.55                 --            0.80
    North American - T. Rowe Price Blue Chip Growth Fund         0.25             0.55                 --            0.80
    North American - T. Rowe Price Health Sciences Fund          0.25             0.55                 --            0.80
    North American - T. Rowe Price Science & Technology
      Fund                                                       0.25             0.55                 --            0.80
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
    North American - AG Aggressive Growth Lifestyle Fund         0.25             0.55              (0.25%)          0.55
    North American - AG Conservative Growth Lifestyle Fund       0.25             0.55              (0.25)           0.55
    North American - AG Core Bond Fund                           0.25             0.55              (0.25)           0.55
    North American - AG High Yield Bond Fund                     0.25             0.55              (0.25)           0.55
    North American - AG Moderate Growth Lifestyle Fund           0.25             0.55              (0.25)           0.55
    North American - AG 2 Money Market Fund                      0.25             0.55              (0.25)           0.55
    North American - AG Socially Responsible Fund                0.25             0.55              (0.25)           0.55
    North American - AG Strategic Bond Fund                      0.25             0.55              (0.25)           0.55
    North American - Goldman Sachs Large Cap Growth Fund         0.25             0.55              (0.25)           0.55
    North American International Growth Fund                     0.25             0.55              (0.25)           0.55
    North American - INVESCO MidCap Growth Fund                  0.25             0.55              (0.25)           0.55
    North American - J.P. Morgan Small Cap Growth Fund           0.25             0.55              (0.25)           0.55
    North American - Neuberger Berman MidCap Value Fund          0.25             0.55              (0.25)           0.55
    North American Small Cap Value Fund                          0.25             0.55              (0.25)           0.55
    North American - State Street Large Cap Value Fund           0.25             0.55              (0.25)           0.55
  American Century Ultra Fund                                    0.25             0.80              (0.21)           0.84
  Ariel Appreciation Fund                                        0.25             0.80              (0.25)           0.80
  Ariel Fund                                                     0.25             0.80              (0.25)           0.80
  Dreyfus Basic GNMA Fund                                        0.25             0.80              (0.25)           0.80
  Evergreen Growth and Income Fund, Class A                      0.25             0.80              (0.25)           0.80
  Evergreen Small Cap Value Fund, Class A                        0.25             0.80              (0.25)           0.80
  Evergreen Value Fund, Class A                                  0.25             0.80              (0.25)           0.80
  Evergreen Special Equity Fund, Class A                         0.25             0.80              (0.25)           0.80
  INVESCO Blue Chip Growth Fund, Investor Class                  0.25             0.80              (0.25)           0.80
  Janus Adviser Worldwide Fund                                   0.25             0.80              (0.25)           0.80
  Janus Fund                                                     0.25             0.80              (0.25)           0.80
  Lou Holland Growth Fund                                        0.25             0.80              (0.25)           0.80
  MAS Mid Cap Growth Portfolio, Adviser Class                    0.25             0.80              (0.25)           0.80
  Putnam Global Growth Fund, Class A                             0.25             0.80              (0.25)           0.80
  Putnam New Opportunities Fund, Class A                         0.25             0.80              (0.25)           0.80
  Putnam OTC & Emerging Growth Fund, Class A                     0.25             0.80              (0.25)           0.80
  Sit Mid Cap Growth Fund                                        0.25             0.80              (0.25)           0.80
  Sit Small Cap Growth Fund                                      0.25             0.80              (0.25)           0.80
  Templeton Asset Strategy Fund, Class 1                         0.25             0.80                 --            1.05
  Templeton Foreign Fund, Class A                                0.25             0.80              (0.25)           0.80
  Vanguard LifeStrategy Conservative Growth Fund                 0.25             0.80                 --            1.05
  Vanguard LifeStrategy Growth Fund                              0.25             0.80                 --            1.05
  Vanguard LifeStrategy Moderate Growth Fund                     0.25             0.80                 --            1.05
  Vanguard Long-Term Corporate Fund (5)                          0.25             0.80              (0.25)           0.80
  Vanguard Long-Term Treasury Fund (5)                           0.25             0.80              (0.25)           0.80
  Vanguard Wellington Fund                                       0.25             0.80                 --            1.05
  Vanguard Windsor II Fund                                       0.25             0.80                 --            1.05
  Warburg Pincus Small Company Growth Fund, Common Class         0.25             0.80              (0.25)           0.80

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FUND ANNUAL EXPENSES
(as a percentage of net assets):

                                                                 MANAGEMENT                     OTHER          TOTAL FUND
                                                                    FEES                       EXPENSES         EXPENSES
                                                                 (AFTER FEE                 (AFTER EXPENSE   (AFTER EXPENSE
  FUND                                                            WAIVER)      12B-1 FEES     WAIVER)(6)        WAIVER)
  ----                                                          ------------   ----------   --------------   --------------
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
    North American - AG Asset Allocation Fund (7)                   0.50%           --           0.07%            0.57%
    North American - AG Capital Conservation Fund                   0.50            --           0.10             0.60
    North American - AG Government Securities Fund                  0.50            --           0.09             0.59
    North American - AG Growth & Income Fund                        0.75            --           0.07             0.82
    North American - AG International Equities Fund                 0.35            --           0.08             0.43
    North American - AG International Government Bond Fund          0.50            --           0.07             0.57
    North American - AG MidCap Index Fund                           0.31            --           0.07             0.38
    North American - AG 1 Money Market Fund                         0.50            --           0.07             0.57
    North American - AG Nasdaq-100-Registered Trademark- Index
      Fund                                                          0.40            --           0.10             0.50
    North American - AG Small Cap Index Fund                        0.35            --           0.06             0.41
    North American - AG Social Awareness Fund                       0.50            --           0.07             0.57
    North American - AG Stock Index Fund                            0.26            --           0.06             0.32
    North American - American Century Income & Growth Fund          0.77            --           0.06             0.83
    North American - American Century International Growth
      Fund                                                          1.00            --           0.06             1.06
    North American Core Equity Fund                                 0.80            --           0.05             0.85
    North American - Founders Large Cap Growth Fund                 1.00            --           0.06             1.06
    North American - Founders/T. Rowe Price Small Cap Fund          0.90            --           0.05             0.95
    North American - Putnam Opportunities Fund                      0.95            --           0.06             1.01
    North American - T. Rowe Price Blue Chip Growth Fund            0.80            --           0.06             0.86
    North American - T. Rowe Price Health Sciences Fund             1.00            --           0.06             1.06
    North American - T. Rowe Price Science & Technology Fund        0.90            --           0.06             0.96
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II (8)
    North American - AG Aggressive Growth Lifestyle Fund (9)        0.10            --             --             0.10
    North American - AG Conservative Growth Lifestyle
      Fund (9)                                                      0.10            --             --             0.10
    North American - AG Core Bond Fund                              0.50            --           0.27             0.77
    North American - AG High Yield Bond Fund                        0.70            --           0.29             0.99
    North American - AG Moderate Growth Lifestyle Fund (9)          0.10            --             --             0.10
    North American - AG 2 Money Market Fund                         0.25            --           0.31             0.56
    North American - AG Socially Responsible Fund                   0.25            --           0.31             0.56
    North American - AG Strategic Bond Fund                         0.60            --           0.29             0.89
    North American - Goldman Sachs Large Cap Growth Fund            0.55            --           0.31             0.86
    North American International Growth Fund                        0.90            --           0.11             1.01
    North American - INVESCO MidCap Growth Fund                     0.65            --           0.14             0.79
    North American - J.P. Morgan Small Cap Growth Fund              0.85            --           0.31             1.16
    North American - Neuberger Berman MidCap Value Fund             0.75            --           0.30             1.05
    North American Small Cap Value Fund                             0.75            --           0.20             0.95
    North American - State Street Large Cap Value Fund              0.50            --           0.31             0.81
  American Century Ultra Fund (10)                                  1.00            --             --             1.00
  Ariel Appreciation Fund                                           0.75          0.25%          0.26             1.26
  Ariel Fund                                                        0.65          0.25           0.35             1.25
  Dreyfus Basic GNMA Fund (11)                                      0.26            --           1.29             1.55
  Evergreen Growth and Income Fund, Class A                         0.89          0.25           0.29             1.43
  Evergreen Small Cap Value Fund, Class A (10)                      1.00          0.25           0.42             1.67
  Evergreen Value Fund, Class A                                     0.50          0.25           0.25             1.00
  Evergreen Special Equity Fund, Class A (12)                       0.90          0.25           0.16             1.31
  INVESCO Blue Chip Growth Fund, Investor Class                     0.53          0.25           0.26             1.04
  Janus Adviser Worldwide Fund (13)                                 0.65          0.25           0.30             1.20
  Janus Fund                                                        0.65            --           0.20             0.85
  Lou Holland Growth Fund (14)                                      0.85            --           0.50             1.35
  MAS Mid Cap Growth Portfolio, Adviser Class                       0.50          0.25           0.13             0.88
  Putnam Global Growth Fund, Class A                                0.63          0.25           0.22             1.10
  Putnam New Opportunities Fund, Class A                            0.48          0.25           0.20             0.93
  Putnam OTC & Emerging Growth Fund, Class A                        0.55          0.25           0.18             0.98
  Sit Mid Cap Growth Fund (15)                                      1.00            --             --             1.00
  Sit Small Cap Growth Fund                                         1.50            --             --             1.50
  Templeton Asset Strategy Fund, Class 1 (16)                       0.60            --           0.18             0.78
  Templeton Foreign Fund, Class A (10)                              0.61          0.25           0.27             1.13
  Vanguard LifeStrategy Conservative Growth Fund (10, 17)           0.28            --             --             0.28
  Vanguard LifeStrategy Growth Fund (10, 17)                        0.29            --             --             0.29
  Vanguard LifeStrategy Moderate Growth Fund (10, 17)               0.29            --             --             0.29
  Vanguard Long-Term Corporate Fund (10)                            0.28            --           0.02             0.30
  Vanguard Long-Term Treasury Fund (10)                             0.25            --           0.03             0.28
  Vanguard Wellington Fund (10)                                     0.28            --           0.02             0.30
  Vanguard Windsor II Fund (10)                                     0.35            --           0.02             0.37
  Warburg Pincus Small Company Growth Fund, Common Class (18)       0.00          0.25           1.15             1.40

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------------

                  (1)   Premium taxes are not shown here, but may be charged by some states. See: "Premium Tax Charge" in this prospectus.
                  (2)   Reductions in the surrender charge and the account
                        maintenance fee are available if certain conditions are met.
                        See "Reduction or Waiver of Account Maintenance Fee,
                        Surrender, Mortality and Expense Risk Fee or Administration
                        and Distribution Fee Charges" and "Exceptions to Surrender
                        Charge" in this prospectus.
                  (3)   Reductions in the mortality and expense risk fee or
                        administration and distribution fee may be available for
                        plan types meeting certain criteria. See "Reduction or
                        Waiver of Account Maintenance Fee, Surrender, Mortality and
                        Expense Risk Fee or Administration Fee Charges" in this
                        prospectus.
                  (4)   For these Funds, the Total Separate Account Fee equals the
                        VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the
                        Separate Account Expense Reimbursement. Pursuant to the
                        Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by certain payments received from the underlying Fund and/or its affiliates or
                        distributors for administrative and shareholder services
                        provided by the Company. See "Fees and Charges -- Separate
                        Account Expense Reimbursement" in this prospectus for more information.
                  (5)   For these Funds the Total Separate Account Fee equals the
                        VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the
                        Separate Account Expense Reimbursement. The Separate Account
                        Expense Reimbursement reflects a voluntary expense
                        reimbursement made by the Company directly to the Division, which may be terminated by the Company at any time without notice.
                  (6)   OTHER EXPENSES includes custody, accounting, reports to
                        shareholders, audit, legal, administrative and other
                        miscellaneous expenses. See each Fund's prospectus for a
                        detailed explanation of these fees.
                  (7)   The North American - AG Asset Allocation Fund was formerly known as the Timed Opportunity Fund.
                  (8)   As of August 31, 1999, in the absence of management fee
                        waiver, other expense waiver and total annual portfolio
                        operating expense waiver, management fees, other expenses
                        and total annual portfolio operating expenses, respectively, would be: North American - AG Core Bond Fund, 0.50%, 1.05%
                        and 1.55%; North American - AG High Yield Bond Fund, 0.70%,
                        1.05% and 1.75%; North American International Growth Fund,
                        0.90%, 1.03% and 1.93%; North American - Goldman Sachs Large
                        Cap Growth Fund, .055%, 0.98% and 1.53%; North American -
                        State Street Large Cap Value Fund, 0.50%, 1.02% and 1.52%;
                        North American - INVESCO MidCap Growth Fund, 0.65%, 1.03%
                        and 1.68%; North American - Neuberger Berman MidCap Value
                        Fund, 0.75%, 1.01% and 1.76%; North American - AG 2 Money
                        Market Fund, 0.25%, 1.02% and 1.27%; North American -
                        J.P. Morgan Small Cap Growth Fund, 0.85%, 1.01% and 1.86%;
                        North American Small Cap Value Fund, 0.75%, 1.03% and 1.78%;
                        North American - AG Socially Responsible Fund, 0.25%, 1.01%
                        and 1.26%; and North American - AG Strategic Bond Fund,
                        0.60%, 1.05% and 1.65%.
                  (9)   Total Combined Operating Expenses based on estimated total average weighted combined operating expenses for the North
                        American - AG Conservative Growth Lifestyle Fund is 0.95%,
                        for North American - AG Aggressive Growth Lifestyle Fund
                        1.04% and for North American - AG Moderate Growth Lifestyle
                        Fund 0.98%. Estimated Total Combined Operating Expenses of
                        each Lifestyle Fund is based on the Total Fund Operating
                        Expenses of the underlying Funds and the Lifestyle Funds,
                        assuming each Lifestyle Fund's projected asset allocation
                        among the underlying Funds is maintained.
                 (10)   The American Century Ultra Fund was formerly known as the
                        American Century -- Twentieth Century Ultra Fund. The
                        Evergreen Small Cap Value Fund was formerly known as the
                        Evergreen Small Cap Equity Income Fund. The Franklin
                        Templeton Variable Insurance Products Trust was formerly
                        known as the Templeton Variable Products Series Fund. The
                        Templeton Foreign Fund -- Class A was formerly known as the
                        Templeton Foreign Fund -- Class 1. VALIC Separate Account A
                        purchases shares of the Templeton Foreign Fund -- Class A at net asset value and without sales charges generally
                        applicable to Class A shares. The Vanguard Long-Term
                        Corporate Fund was formerly known as the Vanguard Fixed
                        Income Securities Fund -- Long-Term Corporate Portfolio; the
                        Vanguard Long-Term Treasury Fund was formerly known as the
                        Vanguard Fixed Income Securities Fund -- Long-Term U.S.
                        Treasury Portfolio; the Vanguard LifeStrategy Conservative
                        Growth Fund was formerly known as the Vanguard LifeStrategy
                        Conservative Growth Portfolio; the Vanguard LifeStrategy
                        Growth Fund was formerly known as the Vanguard LifeStrategy
                        Growth Portfolio; the Vanguard LifeStrategy Moderate Growth
                        Fund was formerly known as the Vanguard LifeStrategy
                        Moderate Growth Portfolio; the Vanguard Wellington Fund was
                        formerly known as the Vanguard/Wellington Fund and the
                        Vanguard Windsor II Fund was formerly known as the
                        Vanguard/Windsor II Fund.
                 (11)   Dreyfus Basic GNMA Fund: During 1999, Dreyfus waived a
                        portion of its fee so that the effective management fee paid by the fund was 0.26%. This waiver reflects an undertaking by Dreyfus to limit fund expenses, exclusive of taxes,
                        brokerage, interest on borrowings and extraordinary
                        expenses, to 0.65%. This undertaking may be terminated upon
                        90 days' notice to shareholders.
                 (12)   Evergreen Special Equity Fund: The Fund's investment advisor may reduce or waive its fees or reimburse a fund for certain expenses in order to reduce expense ratios. The Fund's
                        investment advisor may cease these waivers or reimbursements at any time. Including fee waivers and expense
                        reimbursements and restating to reflect current fees,
                        estimated total fund operating expenses for the fiscal year ending 6/30/2000 would be 1.31% for Class A shares.
                 (13)   Janus Adviser Worldwide Fund: Janus Capital has
                        contractually agreed to waive the Fund's total operating
                        expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) so that it will not exceed 1.20%
                        until at least July 31, 2003.
                 (14)   Lou Holland Growth Fund: The Investment Manager has
                        contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Fund's
                        total operating expenses exceed 1.35%. This agreement may be terminated only by the Fund's Board of Trustees.
                 (15)   Sit Mid Cap Growth Fund: The Adviser voluntarily waived
                        0.25% of its fee. It may terminate this fee waiver at any
                        time after December 31, 2000.
                 (16)   On February 8, 2000, shareholders of the Templeton Asset
                        Allocation Fund (previously offered under the Contract)
                        approved a merger and reorganization that combined the
                        Templeton Asset Allocation Fund with the Templeton Global
                        Asset Allocation Fund, effective May 1, 2000. At the same
                        time as the merger, the Templeton Asset Allocation Fund
                        changed its name to the Templeton Asset Strategy Fund. The table shows restated total expenses for the Templeton Asset
                        Strategy Fund based on the new fund fees and the assets of the Templeton Asset Allocation Fund as of December 31, 1999,
                        and not the assets of the combined fund. However, if the
                        table reflected both the new fund fees and the fund's
                        combined assets, the fund's expenses after May 1, 2000
                        would be estimated as: Management Fees 0.60%, Other Expenses
                        0.14%, and Annual Expenses 0.74%.
                 (17)   The Vanguard LifeStrategy Funds did not incur any expenses in fiscal year 1999. However, while the Funds are expected to operate without expenses, shareholders in the Vanguard
                        LifeStrategy Funds bear indirectly the expenses of the
                        underlying Vanguard Funds in which the Funds invest. The
                        indirect expense ratios that the Vanguard LifeStrategy
                        Conservative Growth Fund, Vanguard LifeStrategy Growth Fund
                        and Vanguard LifeStrategy Moderate Growth Fund incurred for the year ended December 31, 1999 was 0.28%, 0.29% and 0.29%, respectively.
                 (18)   Warburg Pincus Small Company Growth Fund: Fee waivers and
                        expense reimbursements or credits reduced expenses for the
                        Fund during 1999 but may be discontinued at any time.

EXAMPLE #1 -- If you do not surrender Portfolio Director at the end of the period shown or you receive Payout Payments under a Payout Option:
--------------------------------------------------------------------------------

TOTAL EXPENSES. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                --------    --------    --------    --------
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
  North American - AG Asset Allocation Fund                       $14         $45         $ 77        $170
  North American - AG Capital Conservation Fund                    15          46           79         173
  North American - AG Government Securities Fund                   15          45           78         172
  North American - AG Growth & Income Fund                         17          52           90         197
  North American - AG International Equities Fund                  13          40           70         154
  North American - AG International Government Bond Fund           14          45           77         170
  North American - AG MidCap Index Fund                            12          39           67         148
  North American - AG 1 Money Market Fund                          14          45           77         170
  North American - AG Nasdaq-100-Registered Trademark- Index
    Fund                                                           14          42           73         162
  North American - AG Small Cap Index Fund                         13          40           69         152
  North American - AG Social Awareness Fund                        14          45           77         170
  North American - AG Stock Index Fund                             12          37           64         141
  North American - American Century Income & Growth Fund           17          53           91         198
  North American - American Century International Growth
    Fund                                                           19          60          103         223
  North American Core Equity Fund                                  17          53           92         200
  North American - Founders Large Cap Growth Fund                  19          60          103         223
  North American - Founders/T. Rowe Price Small Cap Fund           18          56           97         211
  North American - Putnam Opportunities Fund                       19          58          100         217
  North American - T. Rowe Price Blue Chip Growth Fund             17          54           92         201
  North American - T. Rowe Price Health Sciences Fund              19          60          103         223
  North American - T. Rowe Price Science & Technology Fund         18          57           98         212
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
  North American - AG Aggressive Growth Lifestyle Fund              7          22           38          86
  North American - AG Conservative Growth Lifestyle Fund            7          22           38          86
  North American - AG Core Bond Fund                               14          43           75         164
  North American - AG High Yield Bond Fund                         16          50           86         188
  North American - AG Moderate Growth Lifestyle Fund                7          22           38          86
  North American - AG 2 Money Market Fund                          12          37           63         140
  North American - AG Socially Responsible Fund                    12          37           63         140
  North American - AG Strategic Bond Fund                          15          47           81         177
  North American - Goldman Sachs Large Cap Growth Fund             15          46           79         174
  North American International Growth Fund                         16          51           87         190
  North American - INVESCO MidCap Growth Fund                      14          44           76         166
  North American - J.P. Morgan Small Cap Growth Fund               18          55           95         207
  North American - Neuberger Berman MidCap Value Fund              17          52           89         195
  North American Small Cap Value Fund                              16          49           84         184
  North American - State Street Large Cap Value Fund               14          44           77         168
American Century Ultra Fund                                        19          59          102         221
Ariel Appreciation Fund                                            21          66          113         244
Ariel Fund                                                         21          65          112         242
Dreyfus Basic GNMA Fund                                            26          79          136         289
Evergreen Growth and Income Fund, Class A                          23          71          122         261
Evergreen Small Cap Value Fund, Class A                            25          78          134         285
Evergreen Value Fund, Class A                                      19          58          100         216
Evergreen Special Equity Fund, Class A                             22          67          115         249
INVESCO Blue Chip Growth Fund, Investor Class                      19          59          102         221
Janus Adviser Worldwide Fund                                       21          64          110         237
Janus Fund                                                         17          53           92         200
Lou Holland Growth Fund                                            22          69          118         253
MAS Mid Cap Growth Portfolio, Adviser Class                        17          54           93         203
Putnam Global Growth Fund, Class A                                 20          61          105         227
Putnam New Opportunities Fund, Class A                             18          56           96         209
Putnam OTC & Emerging Growth Fund, Class A                         18          57           99         214
Sit Mid Cap Growth Fund                                            19          58          100         216
Sit Small Cap Growth Fund                                          24          73          125         268
Templeton Asset Strategy Fund, Class 1                             19          59          101         219
Templeton Foreign Fund, Class A                                    20          62          106         230
Vanguard LifeStrategy Conservative Growth Fund                     14          43           75         165
Vanguard LifeStrategy Growth Fund                                  14          44           76         166
Vanguard LifeStrategy Moderate Growth Fund                         14          44           76         166
Vanguard Long-Term Corporate Fund                                  12          36           63         139
Vanguard Long-Term Treasury Fund                                   11          36           62         137
Vanguard Wellington Fund                                           14          44           76         167
Vanguard Windsor II Fund                                           15          46           80         175
Warburg Pincus Small Company Growth Fund, Common Class             23          70          120         258

EXAMPLE #2 -- If you surrender Portfolio Director at the end of the period shown:
--------------------------------------------------------------------------------

TOTAL EXPENSES. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                --------    --------    --------    --------
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
  North American - AG Asset Allocation Fund                       $61         $ 95        $127        $170
  North American - AG Capital Conservation Fund                    61           96         129         173
  North American - AG Government Securities Fund                   61           95         128         172
  North American - AG Growth & Income Fund                         63          102         140         197
  North American - AG International Equities Fund                  60           90         120         154
  North American - AG International Government Bond Fund           61           95         127         170
  North American - AG MidCap Index Fund                            59           89         117         148
  North American - AG 1 Money Market Fund                          61           95         127         170
  North American - AG Nasdaq-100-Registered Trademark- Index
    Fund                                                           60           92         123         162
  North American - AG Small Cap Index Fund                         59           90         119         152
  North American - AG Social Awareness Fund                        61           95         127         170
  North American - AG Stock Index Fund                             59           87         114         141
  North American - American Century Income & Growth Fund           63          102         141         198
  North American - American Century International Growth
    Fund                                                           66          109         153         223
  North American Core Equity Fund                                  64          103         142         200
  North American - Founders Large Cap Growth Fund                  66          109         153         223
  North American - Founders/T. Rowe Price Small Cap Fund           65          106         147         211
  North American - Putnam Opportunities Fund                       65          108         150         217
  North American - T. Rowe Price Blue Chip Growth Fund             64          103         142         201
  North American - T. Rowe Price Health Sciences Fund              66          109         153         223
  North American - T. Rowe Price Science & Technology Fund         65          106         148         212
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
  North American - AG Aggressive Growth Lifestyle Fund             54           72          88          86
  North American - AG Conservative Growth Lifestyle Fund           54           72          88          86
  North American - AG Core Bond Fund                               60           93         125         164
  North American - AG High Yield Bond Fund                         63          100         136         188
  North American - AG Moderate Growth Lifestyle Fund               54           72          88          86
  North American - AG 2 Money Market Fund                          58           87         113         140
  North American - AG Socially Responsible Fund                    58           87         113         140
  North American - AG Strategic Bond Fund                          62           97         131         177
  North American - Goldman Sachs Large Cap Growth Fund             61           96         129         174
  North American International Growth Fund                         63          100         137         190
  North American - INVESCO MidCap Growth Fund                      61           94         126         166
  North American - J.P. Morgan Small Cap Growth Fund               64          105         145         207
  North American - Neuberger Berman MidCap Value Fund              63          101         139         195
  North American Small Cap Value Fund                              62           99         134         184
  North American - State Street Large Cap Value Fund               61           94         127         168
American Century Ultra Fund                                        65          108         152         221
Ariel Appreciation Fund                                            68          115         163         244
Ariel Fund                                                         68          115         162         242
Dreyfus Basic GNMA Fund                                            72          128         186         289
Evergreen Growth and Income Fund, Class A                          69          120         172         261
Evergreen Small Cap Value Fund, Class A                            72          127         184         285
Evergreen Value Fund, Class A                                      65          107         150         216
Evergreen Special Equity Fund, Class A                             68          116         165         249
INVESCO Blue Chip Growth Fund, Investor Class                      65          108         152         221
Janus Adviser Worldwide Fund                                       67          113         160         237
Janus Fund                                                         64          103         142         200
Lou Holland Growth Fund                                            68          117         168         253
MAS Mid Cap Growth Portfolio, Adviser Class                        64          104         143         203
Putnam Global Growth Fund, Class A                                 66          110         155         227
Putnam New Opportunities Fund, Class A                             64          105         146         209
Putnam OTC & Emerging Growth Fund, Class A                         65          107         149         214
Sit Mid Cap Growth Fund                                            65          107         150         216
Sit Small Cap Growth Fund                                          70          122         175         268
Templeton Asset Strategy Fund, Class 1                             65          108         151         219
Templeton Foreign Fund, Class A                                    66          111         156         230
Vanguard LifeStrategy Conservative Growth Fund                     61           93         125         165
Vanguard LifeStrategy Growth Fund                                  61           94         126         166
Vanguard LifeStrategy Moderate Growth Fund                         61           94         126         166
Vanguard Long-Term Corporate Fund                                  58           86         113         139
Vanguard Long-Term Treasury Fund                                   58           86         112         137
Vanguard Wellington Fund                                           61           94         126         167
Vanguard Windsor II Fund                                           61           96         130         175
Warburg Pincus Small Company Growth Fund, Common Class             69          119         170         258

Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SUMMARY
------------------------------------------------------------------

Portfolio Director is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director's major features is presented below. For a more detailed discussion of Portfolio Director, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Portfolio Director offers a choice from among 64 Variable Account Options. Depending upon the selection made by your employer's plan, if applicable, you may not be able to invest in all of the Variable Account Options described below within a single group or individual annuity contract. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts or life insurance contracts will not be available within your contract. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. Portfolio Director also offers three Fixed Account Options. There may be certain limitations on how many investment options you may invest in at any one time.(1)
--------------------------------------------------------------------------------

               FIXED ACCOUNT
               OPTIONS
---------------------------------------------------------------------------------------------------------------------
FIXED          Fixed                Guaranteed high current                                   --
OPTIONS        Account Plus         interest income
               ------------------------------------------------------------------------------------------------------
               Short-Term           Guaranteed current                                        --
               Fixed Account        interest income
               ------------------------------------------------------------------------------------------------------
               Multi-Year           Multi-year guaranteed interest income                     --
               Enhanced Fixed       (May not be available in all states)
               Option(1)
---------------------------------------------------------------------------------------------------------------------
               VARIABLE ACCOUNT     INVESTMENT
             SUB-ADVISER            OBJECTIVE                                                 ADVISER
---------------------------------------------------------------------------------------------------------------------
INDEX          North American -     Seeks long-term growth of capital through investments     American General
EQUITY         AG International     primarily in a diversified portfolio of equity and        Advisers, a division of
FUNDS          Equities Fund*       equity related securities of foreign issuers that, as a   VALIC
                                    group, are expected to provide investment results
                                    closely corresponding to the performance of the EAFE
                                    Index.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks growth of capital through investments primarily in  American General
               AG MidCap            a diversified portfolio of common stocks that, as a       Advisers
               Index Fund*(3)       group, are expected to provide investment results
                                    closely corresponding to the performance of the
                                    Standard & Poor's MidCap 400-Registered Trademark-
                                    Index.
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks long-term capital growth through           American General
               AG                   investments in the stocks that are included in the        Advisers
               Nasdaq-100-Registered Nasdaq-100 Index-Registered Trademark-.
               Trademark-Index
               Fund*
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks growth of capital through investment primarily in   American General
               AG Small Cap         a diversified portfolio of common stocks that, as a       Advisers
               Index Fund*(3)       group, are expected to provide investment results
                                    closely corresponding to the performance of the Russell
                                    2000-Registered Trademark- Index.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks long-term capital growth through investment in      American General
               AG Stock             common stocks that, as a group, are expected to provide   Advisers
               Index Fund*(3)       investment results closely corresponding to the
                                    performance of the Standard & Poor's 500 Stock
                                    Index-Registered Trademark-.
---------------------------------------------------------------------------------------------------------------------
ACTIVELY       North American -     Seeks long-term growth of capital and, secondarily,       American General
MANAGED        AG Growth &          current income through investment in common stocks and    Advisers
EQUITY         Income Fund*         equity-related securities.
FUNDS
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks dividend growth, current income and        American General
               American Century     capital appreciation by investing in common stocks.       Advisers
               Income & Growth      Current income is a secondary consideration.
               Fund*
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks capital growth through investments         American General
               American Century     primarily in equity securities of issuers in developed    Advisers
               International        foreign countries.
               Growth Fund*
---------------------------------------------------------------------------------------------------------------------


FIXED        --
OPTIONS
               --------------------------------------------------
             --

               -------------------------------------------------------------------------------------
             --

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
INDEX        N/A
EQUITY
FUNDS

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A(2)

               ------------------------------------------------------------------------------------------------------   ------------
-----
             American General
             Investment
             Management, L.P.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A(2)

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A(2)

---------------------------------------------------------------------------------------------------------------------
ACTIVELY     N/A
MANAGED
EQUITY
FUNDS
               ------------------------------------------------------------------------------------------------------   ------------
-----
             American Century
             Investment
             Management, Inc.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             American Century
             Investment
             Management, Inc.

---------------------------------------------------------------------------------------------------------------------

*                       A series of North American Funds Variable Product Series I
                        ("NAFVPS I").
(1)                     This Fixed Account Option is also referred to in this
                        prospectus as the Market Value Adjustment ("MVA") Option.
                        For purposes of this limitation, each MVA Band under the
                        Multi-Year Enhanced Fixed Option will count as a separate
                        investment option. An MVA Band is established for each
                        separate investment for a new guarantee period. The minimum allocation to an MVA Band, as described in the Contract, may be changed from time to time by the Company. Availability of this Option is subject to regulatory approval within the
                        state in which your Contract is issued. It may not be
                        available under your Contract. See MVA Option herein.
(2)                     Bankers Trust Company ("Bankers Trust") previously served as sub-adviser to the North American - AG MidCap Index Fund,
                        the North American - AG Small Cap Index Fund and the North
                        American - AG Stock Index Fund. VALIC re-assumed direct
                        management of each Fund's investment portfolio on
                        October 1, 1999. Relative to the North American Small Cap
                        Value Fund, VALIC re-assumed that portion of the investment portfolio previously managed by Bankers Trust as one of two sub-advisers to the Fund.
(3)                     "Standard & Poor's-Registered Trademark-", "S&P-Registered
                        Trademark-", "S&P 500-Registered Trademark-" and "S&P MidCap
                        400-Registered Trademark-" are trademarks of Standard and
                        Poor's ("S&P"). North American - AG MidCap Index Fund and
                        North American - AG Stock Index Fund are not sponsored,
                        endorsed, sold or promoted by S&P and S&P makes no
                        representation regarding the advisability of investing in
                        those Funds. The Russell 2000-Registered Trademark- Index is a trademark/servicemark of Frank Russell Trust Company.
                        Russell-TM- is a trademark of the Frank Russell Company.

------------------------------------------------------------------

--------------------------------------------------------------------------------

               VARIABLE ACCOUNT     INVESTMENT
               OPTIONS              OBJECTIVE                                                 ADVISER
---------------------------------------------------------------------------------------------------------------------
               North American       Seeks long-term growth of capital through investment      American General
               Core Equity          primarily in equity securities.                           Advisers
               Fund*
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks long-term growth of capital. The Fund      American General
               Founders Large Cap   normally will invest at least 65% of its total assets in  Advisers
               Growth Fund*         common stocks of well-established, high-quality growth
                                    companies.
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks to provide long-term capital growth by     American General
               Founders/T. Rowe     investing primarily in the stocks of small companies. It  Advisers
               Price Small Cap      will invest at least 65% of its total assets in stocks
               Fund*                of small companies.
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks capital appreciation through investments   American General
               Putnam               in common stocks. It invests mainly in common stocks of   Advisers
               Opportunities Fund*  large U.S. companies, with a focus on growth stocks
                                    (those the manager believes whose earnings will grow
                                    faster than the economy, with a resultant price
                                    increase).
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks long-term capital growth. Income is a      American General
               T. Rowe Price Blue   secondary objective. The Fund pursues long-term capital   Advisers
               Chip Growth Fund*    appreciation by normally investing at least 65% of total
                                    assets in the common stocks of large and medium-sized
                                    blue chip growth companies.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks long-term growth of capital through a broadly       American General
               Goldman-Sachs        diversified portfolio of equity securities of large cap   Advisers
               Large Cap Growth     U.S. issuers that are expected to have better prospects
               Fund**               for earnings growth than the growth rate of the general
                                    domestic economy. Dividend income is a secondary
                                    objective.
               ------------------------------------------------------------------------------------------------------
               North American       Seeks long-term capital appreciation by investing in      American General
               International        equity securities of non-U.S. companies, the majority of  Advisers
               Growth               which are expected to be in developed markets. The Fund
               Fund**               may invest across the capitalization spectrum, although
                                    it intends to emphasize smaller capitalization stocks.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks capital appreciation principally through            American General
               INVESCO              investments in medium capitalization equity securities,   Advisers
               MidCap Growth        such as common and preferred stocks and securities
               Fund**               convertible into common stocks. Current income is a
                                    secondary objective.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks long-term growth from a portfolio of equity         American General
               J.P. Morgan          securities of small capitalization growth companies.      Advisers
               Small Cap Growth
               Fund**
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks capital growth through investment in equity         American General
               Neuberger Berman     securities of medium capitalization companies using a     Advisers
               MidCap Value         value-oriented investment approach.
               Fund**
               ------------------------------------------------------------------------------------------------------
               North American       Seeks maximum long-term return, consistent with           American General
               Small Cap Value      reasonable risk to principal by investing primarily in    Advisers
               Fund**               equity securities of small capitalization companies in
                                    terms of revenues and/or market capitalization.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks total returns that exceed over time the Russell     American General
               State Street         1000-Registered Trademark- Value Index through            Advisers
               Large Cap Value      investments in equity securities.
               Fund**(3)
               ------------------------------------------------------------------------------------------------------
               American Century     Seeks capital growth through investments primarily in     American Century
               Ultra Fund           common stocks that are considered to have                 Investment
                                    better-than-average prospects for appreciation.           Management, Inc.
               ------------------------------------------------------------------------------------------------------
               Ariel Appreciation   The Fund seeks long-term capital appreciation by          Ariel Capital
               Fund                 investing primarily in medium-sized company stocks.       Management, Inc.
               ------------------------------------------------------------------------------------------------------
               Ariel Fund           The Fund seeks long-term capital appreciation primarily   Ariel Capital
                                    through investment in small company stocks.               Management, Inc.
---------------------------------------------------------------------------------------------------------------------


             SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
             Wellington
             Management
             Company, LLP(4)
               ------------------------------------------------------------------------------------------------------   ------------
-----
             Founders Asset
             Management LLC

               ------------------------------------------------------------------------------------------------------   ------------
-----
             Founders Asset
             Management LLC
             and T. Rowe Price
             Associates, Inc.
               ------------------------------------------------------------------------------------------------------   ------------
-----
             Putnam Investment
             Management, Inc.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             T. Rowe Price
             Associates, Inc.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             Goldman Sachs
             Asset
             Management

               ------------------------------------------------------------------------------------------------------   ------------
-----
             Thompson, Siegel
             & Walmsley, Inc.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             INVESCO Funds
             Group, Inc.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             JP Morgan
             Investment
             Management Inc.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             Neuberger Berman
             Management Inc.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             Fiduciary
             Management
             Associates,
             Inc.(2)
               ------------------------------------------------------------------------------------------------------   ------------
-----
             State Street
             Bank & Trust
             Company/State
             Street Global
             Advisors
               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

---------------------------------------------------------------------------------------------------------------------

*                       A series of NAFVPS I.
**                      A series of North American Funds Variable Product Series II
                        ("NAFVPS II").
(2)                     Bankers Trust Company ("Bankers Trust") previously served as sub-adviser to the North American - AG MidCap Index Fund,
                        the North American - AG Small Cap Index Fund and the North
                        American - AG Stock Index Fund. VALIC re-assumed direct
                        management of each Fund's investment portfolio on
                        October 1, 1999. Relative to the North American Small Cap
                        Value Fund, VALIC re-assumed that portion of the investment portfolio previously managed by Bankers Trust as one of two sub-advisers to the Fund.
(3)                     The Russell 1000-Registered Trademark- Value Index is a
                        trademark/servicemark of Frank Russell Trust Company.
                        Russell-TM- is a trademark of the Frank Russell Company.
(4)                     Wellington Management Company, LLP replaced T. Rowe Price
                        Associates, Inc. as sub-adviser to the Fund effective
                        September 1, 1999. The investment objective was also changed at that time.

------------------------------------------------------------------

--------------------------------------------------------------------------------

               VARIABLE ACCOUNT     INVESTMENT
               OPTIONS              OBJECTIVE                                                 ADVISER
---------------------------------------------------------------------------------------------------------------------
               Evergreen Growth     Seeks capital growth in the value of its shares by        Evergreen Asset
               and Income Fund --   investing in the securities of companies which are        Management Corp.
               Class A***           temporarily undervalued in the marketplace but display
                                    characteristics of growth such as high return on
                                    investment and competitive advantage in their industry.
               ------------------------------------------------------------------------------------------------------
               Evergreen Small      Seeks current income and capital growth in the value of   Evergreen Asset
               Cap Value Fund --    its shares by investing in common stocks of small U.S.    Management Corp.
               Class A***           companies (less than $1 billion in market
                                    capitalization).
               ------------------------------------------------------------------------------------------------------
               Evergreen Value      Seeks long-term capital growth with current income as a   Evergreen Investment
               Fund -- Class A***   secondary objective by investing at least 75% of its      Management
                                    assets in common stocks of medium and large-cap U.S.
                                    companies with prospects for earning growth and
                                    dividends.
               ------------------------------------------------------------------------------------------------------
               Evergreen Special    The Fund seeks capital growth. It invests primarily in    Meridian Investment
               Equity Fund          equity securities of U.S. companies with small market     Company (a subsidiary
                                    capitalizations.                                          of First Union
                                                                                              Corporation)
               ------------------------------------------------------------------------------------------------------
               INVESCO Blue Chip    The Fund tries to buy securities that will increase in    INVESCO Funds
               Growth Fund          value over the long-term; current income is a secondary   Group, Inc.
                                    goal. The Fund invests primarily in common stocks of
                                    large companies with market capitalizations of more than
                                    $15 billion and that have a history of consistent
                                    earnings growth regardless of business cycles.
               ------------------------------------------------------------------------------------------------------
               Janus Adviser        The Fund seeks long-term growth of capital in a manner    Janus Capital
               Worldwide Fund       consistent with the preservation of capital. It invests   Corporation
                                    primarily in common stocks of companies of any size
                                    throughout the world.
               ------------------------------------------------------------------------------------------------------
               Janus Fund           The Fund seeks long-term growth of capital in a manner    Janus Capital
                                    consistent with the preservation of capital. It invests   Corporation
                                    primarily in common stocks selected for their growth
                                    potential. Although the Fund can invest in companies of
                                    any size, it generally invests in larger, more
                                    established companies.
               ------------------------------------------------------------------------------------------------------
               Lou Holland Growth   The Fund primarily seeks long-term growth of capital.     Holland Capital
               Fund                 The receipt of dividend income is a secondary             Management, L.P.
                                    consideration. It invests primarily in common stocks of
                                    growth companies.
               ------------------------------------------------------------------------------------------------------
               MAS Mid Cap Growth   The Portfolio seeks long-term capital growth. It invests  Miller Anderson &
               Portfolio            primarily in common stocks of companies with              Sherrerd, LLP
                                    capitalizations in the range of companies included in
                                    the S&P MidCap 400 Index.
               ------------------------------------------------------------------------------------------------------
               Putnam Global        Seeks capital appreciation. Current income is only an     Putnam Investment
               Growth               incidental consideration in selecting investments for     Management Inc.
               Fund -- Class A      the Fund. The Fund is designed for investors, seeking
               Shares               above-average capital growth potential through a
                                    globally diversified portfolio of common stocks.
                                    Dividend and interest income is only an incidental
                                    consideration.
               ------------------------------------------------------------------------------------------------------
               Putnam New           Seeks long-term capital appreciation. Current income is   Putnam Investment
               Opportunities        only an incidental consideration. The Fund invests        Management Inc.
               Fund -- Class A      principally in common stocks of companies in sectors of
               Shares               the economy which the Fund's investment adviser believes
                                    possess above-average long-term growth potential.
               ------------------------------------------------------------------------------------------------------
               Putnam OTC &         Seeks capital appreciation by investing primarily in      Putnam Investment
               Emerging Growth      common stocks traded in the over-the-counter market and   Management Inc.
               Fund -- Class A      common stocks, of "emerging growth" companies listed on
               Shares               securities exchanges. The Fund is designed for investors
                                    willing to assume above-average risk in return for above
                                    average capital growth potential.
               ------------------------------------------------------------------------------------------------------
               Sit Mid Cap Growth   The Fund seeks to maximize long-term capital              Sit Investment
               Fund                 appreciation. It invests at least 65% of its total        Management, Inc.
                                    assets in the common stocks of growth companies with
                                    capitalizations of $2 billion to $15 billion at the time
                                    of purchase.
               ------------------------------------------------------------------------------------------------------
               Sit Small Cap        The Fund seeks to maximize long-term capital              Sit Investment
               Growth Fund          appreciation. It invests at least 65% of its total        Management, Inc.
                                    assets in common stocks of small growth companies with
                                    capitalizations of $2.5 billion or less at the time of
                                    purchase.
               ------------------------------------------------------------------------------------------------------
               Templeton Foreign    Seeks long-term capital growth by investing primarily in  Templeton Global
               Fund -- Class A      the equity securities of companies outside the United     Advisors Limited
                                    States, including emerging markets.
---------------------------------------------------------------------------------------------------------------------


             SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
             N/A

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             N/A

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             N/A

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             N/A

---------------------------------------------------------------------------------------------------------------------

***                     A series of Evergreen Equity Trust.

------------------------------------------------------------------

--------------------------------------------------------------------------------

               VARIABLE ACCOUNT     INVESTMENT
               OPTIONS              OBJECTIVE                                                 ADVISER
---------------------------------------------------------------------------------------------------------------------
               Vanguard             Seeks to provide long-term growth of capital by           Vanguard
               Windsor II Fund      investing mainly in the equity securities of large and
                                    medium-size companies whose stocks are considered by the
                                    Fund's advisers to be undervalued and out of favor with
                                    investors. The Fund's secondary objective is to provide
                                    some dividend income.
               ------------------------------------------------------------------------------------------------------
               Warburg Pincus       The Fund seeks capital growth by investing in the equity  Credit Suisse Asset
               Small Company        securities of small U.S. companies.                       Management, LLC
               Growth Fund
---------------------------------------------------------------------------------------------------------------------
BALANCED       Vanguard             Seeks to conserve capital and provide moderate long-term  Wellington Management
FUNDS          Wellington Fund      growth in capital and income by investing approximately   Company, LLP
                                    60% to 70% of its assets in dividend-paying stocks of
                                    established, large- and medium-sized companies that, in
                                    the adviser's opinion, are undervalued but whose
                                    prospects are improving. The remaining 30% to 40% of
                                    assets are invested primarily in high-quality,
                                    longer-term corporate bonds with some exposure to U.S.
                                    Treasury, government agency, and mortgage-backed bonds.
---------------------------------------------------------------------------------------------------------------------
INCOME         North American -     Seeks the highest possible total return consistent with   American General
FUNDS          AG Capital           preservation of capital through current income and        Advisers
               Conservation Fund*   capital gains on investments in intermediate and
                                    long-term debt instruments and other income producing
                                    securities.
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks the highest possible return consistent     American General
               AG Core Bond Fund*   with conservation of capital through investment in        Advisers
                                    medium- to high- quality fixed income securities.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks high current income and protection of capital       American General
               AG Government        through investments in intermediate and long-term U.S.    Advisers
               Securities Fund*     Government debt securities.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks high current income through investments primarily   American General
               AG International     in investment grade debt securities issued or guaranteed  Advisers
               Government           by foreign governments.
               Bond Fund*
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks the highest possible total return and income        American General
               AG High Yield Bond   consistent with conservation of capital through           Advisers
               Fund**               investment in a diversified portfolio of high yielding
                                    high risk fixed income securities.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks the highest possible total return and income        American General
               AG Strategic Bond    consistent with conservation of capital through           Advisers
               Fund**               investment in a diversified portfolio of income
                                    producing securities.
               ------------------------------------------------------------------------------------------------------
               Dreyfus Basic GNMA   The Fund seeks a high level of current income as is       The Dreyfus Corporation
               Fund                 consistent with the preservation of capital. To pursue
                                    this goal, the Fund normally invests at least 65% of its
                                    net assets in GNMA certificates (popularly called
                                    "Ginnie Maes"), which are guaranteed as to timely
                                    payment of principal and interest by the Government
                                    National Mortgage Association.
               ------------------------------------------------------------------------------------------------------
               Vanguard Long-Term   Seeks a high level of current income consistent with the  Wellington Management
               Corporate Fund       maintenance of principal and liquidity by investing in a  Company, LLP diversified portfolio of investment grade corporate and
                                    Government bonds.
               ------------------------------------------------------------------------------------------------------
               Vanguard Long-Term   Seeks a high level of current income consistent with the  Vanguard
               Treasury Fund        maintenance of principal and liquidity by investing at
                                    least 85% of its total assets in long-term securities
                                    backed by the full faith and credit of the U.S.
                                    Government.
---------------------------------------------------------------------------------------------------------------------
SPECIALTY      North American -     Seeks growth of capital through investment, primarily in  American General
FUNDS          AG Social            common stocks, in companies which meet the social         Advisers
               Awareness Fund*      criteria established for the Fund.
               ------------------------------------------------------------------------------------------------------
               North American -     The Fund seeks long-term capital growth. The Fund         American General
               T. Rowe Price        pursues long- term capital appreciation by normally       Advisers
               Health Sciences      investing at least 65% of total assets in the common
               Fund*                stocks of companies engaged in the research,
                                    development, production, or distribution of products or
                                    services related to health care, medicine, or the life
                                    sciences (collectively termed "health sciences").
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks long-term growth of capital through investment      American General
               T. Rowe Price        primarily in the common stocks and equity-related         Advisers
               Science &            securities of companies that are expected to benefit
               Technology           from the development, advancement and use of science and
               Fund*                technology.
---------------------------------------------------------------------------------------------------------------------


             SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

---------------------------------------------------------------------------------------------------------------------
BALANCED     N/A
FUNDS

---------------------------------------------------------------------------------------------------------------------
INCOME       N/A
FUNDS

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             American General
             Investment
             Management, L.P.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             American General
             Investment
             Management, L.P.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

---------------------------------------------------------------------------------------------------------------------
SPECIALTY    N/A
FUNDS

               ------------------------------------------------------------------------------------------------------   ------------
-----
             T. Rowe Price
             Associates, Inc.

               ------------------------------------------------------------------------------------------------------   ------------
-----
             T. Rowe Price
             Associates, Inc.

---------------------------------------------------------------------------------------------------------------------

*                       A series of NAFVPS I.
**                      A series of NAFVPS II.

------------------------------------------------------------------

--------------------------------------------------------------------------------

               VARIABLE ACCOUNT     INVESTMENT
               OPTIONS              OBJECTIVE                                                 ADVISER
---------------------------------------------------------------------------------------------------------------------
               North American -     Seeks growth of capital through investment, primarily in  American General
               AG Socially          equity securities, in companies which meet the social     Advisers
               Responsible          criteria established for the Fund.
               Fund**
---------------------------------------------------------------------------------------------------------------------
MONEY          North American -     Seeks liquidity, protection of capital and current        American General
MARKET         AG 1 Money           income through investments in short-term money market     Advisers
FUNDS          Market Fund*         instruments.
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks liquidity, protection of capital and current        American General
               AG 2 Money Market    income through investments in short-term money market     Advisers
               Fund**               instruments.
---------------------------------------------------------------------------------------------------------------------
LIFESTYLE      North American -     Seeks current income and low to moderate growth of        American General
FUNDS          AG Conservative      capital through investments in NAFVPS I or NAFVPS II      Advisers
               Growth               Funds.
               Lifestyle Fund**
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks growth through investments in NAFVPS I or NAFVPS    American General
               AG Aggressive        II Funds.                                                 Advisers
               Growth Lifestyle
               Fund**
               ------------------------------------------------------------------------------------------------------
               North American -     Seeks growth and current income through investments in    American General
               AG Moderate Growth   NAFVPS I or NAFVPS II Funds.                              Advisers
               Lifestyle Fund**
               ------------------------------------------------------------------------------------------------------
               Vanguard             Seeks current income and low-to-moderate growth of        Vanguard
               LifeStrategy         capital by investing in a relatively fixed combination
               Conservative         of other Vanguard funds.
               Growth Fund
               ------------------------------------------------------------------------------------------------------
               Vanguard             Seeks growth of capital by investing in a relatively      Vanguard
               LifeStrategy Growth  fixed combination of other Vanguard funds.
               Fund
               ------------------------------------------------------------------------------------------------------
               Vanguard             Seeks growth of capital and a reasonable level of         Vanguard
               LifeStrategy         current income by investing in a relatively fixed
               Moderate Growth      combination of other Vanguard funds.
               Fund
---------------------------------------------------------------------------------------------------------------------
ASSET          North American -     Seeks maximum aggregate rate of return over the           American General
ALLOCATION     AG Asset             long-term through controlled investment risk by           Advisers
FUNDS          Allocation Fund*     adjusting its investment mix among stocks, long-term
                                    debt securities and short-term money market securities.
               ------------------------------------------------------------------------------------------------------
               Templeton Asset      Seeks a high level of total return by investing in the    Templeton Investment
               Strategy             following market segments: stocks and bonds of any        Counsel, Inc.
               Fund -- Class 1****  nation, including emerging markets, and money market instruments.
---------------------------------------------------------------------------------------------------------------------


             SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
             N/A

---------------------------------------------------------------------------------------------------------------------
MONEY        N/A
MARKET
FUNDS
               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

---------------------------------------------------------------------------------------------------------------------
LIFESTYLE    N/A
FUNDS

               ------------------------------------------------------------------------------------------------------   ------------
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             N/A

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             N/A

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             N/A

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             N/A

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             N/A

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ASSET        N/A
ALLOCATION
FUNDS

               ------------------------------------------------------------------------------------------------------   ------------
-----
             N/A

---------------------------------------------------------------------------------------------------------------------

*                       A series of NAFVPS I.
**                      A series of NAFVPS II.
****                    A series of Franklin Templeton Variable Insurance Products
                        Trust.

[SIDE NOTE]

TO LEARN MORE ABOUT THE INTEREST GUARANTEED DEATH BENEFIT, REFER TO THE SECTION IN THE PROSPECTUS ENTITLED "DEATH BENEFITS."

MORE INFORMATION ON FEES MAY BE FOUND IN THE PROSPECTUS UNDER THE HEADINGS "FEES AND CHARGES" AND "FEE TABLE."

[END SIDE NOTE]

SUMMARY -- (CONTINUED)
---------------------------------------------------

A detailed description of the investment objective of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.valic.com.

INTEREST GUARANTEED DEATH BENEFIT

Portfolio Director offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS

Portfolio Director offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e., loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS

There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Amounts invested in an MVA Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE

Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.

Withdrawals from an MVA Option prior to the end of the applicable MVA term will also be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn. However, the market value adjustment will not reduce the amount invested in the MVA Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

SEPARATE ACCOUNT CHARGES

Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.55% to 1.05% during the Purchase Period and 0.75% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

[SIDE NOTE]

FOR A MORE DETAILED DISCUSSION OF THESE INCOME TAX PROVISIONS, SEE THE "FEDERAL TAX MATTERS" SECTION OF THE PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION.

FOR MORE INFORMATION ON PURCHASE PAYMENTS, REFER TO THE "PURCHASE PERIOD" SECTION OF THE PROSPECTUS.

[END SIDE NOTE]

SUMMARY -- (CONTINUED)
---------------------------------------------------

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT

The Company may, in its discretion, reimburse to certain Divisions some or all of the fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS

Purchase Payments may be made at any time and in any amount, subject to plan limitations. The minimum amount to establish a new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

SELECTED PURCHASE UNIT DATA
------------------------------------------------------------------

                                          DECEMBER 31, 1999         JANUARY 4, 1999        DECEMBER 31, 1998
                                       ------------------------   -------------------   ------------------------   SEPTEMBER 22,
                                        PURCHASE                  PURCHASE   PURCHASE    PURCHASE                       1998
                                          UNITS       PURCHASE     UNITS       UNIT        UNITS       PURCHASE       PURCHASE
                                        IN FORCE     UNIT VALUE   IN FORCE   VALUE(1)    IN FORCE     UNIT VALUE   UNIT VALUE(1)
                                       -----------   ----------   --------   --------   -----------   ----------   --------------
North American - AG Asset Allocation
  Division 5..........................     673,135   $4.303891        --         --          31,350   $ 3.882024     $  3.497989
North American - AG Capital
  Conservation Division 7.............      95,480   $2.112183        --         --              --   $ 2.138060     $  2.098635
North American - AG Government
  Securities Division 8...............     243,537   $2.087744        --         --              --   $ 2.164605     $  2.149706
North American Core Equity Division
  15..................................   8,377,232   $2.608476        --         --       4,324,799   $ 2.448443     $  1.938540
North American - AG Growth & Income
  Division 16.........................     660,621   $2.704358        --         --              --   $ 2.219368     $  1.786564
North American - AG International
  Equities Division 11................     348,851   $1.898106        --         --              --   $ 1.481352     $  1.226638
North American - AG International
  Government Bond Division 13.........   1,058,856   $1.634588        --         --         408,156   $ 1.751922     $  1.675623
North American - AG MidCap Index
  Division 4(2).......................     523,908   $5.590887        --         --              --   $ 5.183213     $  4.059808
North American - AG 1 Money Market
  Division 6..........................   9,613,663   $1.856681        --         --       5,325,479   $ 1.786658     $  1.766523
North American - T. Rowe Price
  Science & Technology Division 17....  11,744,052   $6.462689        --         --       3,228,389   $ 3.241847     $  2.224499
North American - AG Small Cap Index
  Division 14.........................     522,127   $2.558263        --         --          58,825   $ 2.125983     $  1.824939
North American - AG Social Awareness
  Division 12.........................   3,028,346   $4.502622        --         --       1,218,871   $ 3.825649     $  3.189972
North American - AG Stock Index
  Division 10.........................  18,855,858   $5.830950        --         --       6,859,835   $ 4.875028     $  4.055730
American Century Ultra Division 31....  20,827,045   $2.437771        --         --       8,116,612   $ 1.737734     $  1.415646
North American - AG Conservative
  Growth Lifestyle Division 50........     246,969   $1.310337        --         --              --   $ 1.162825     $  1.025529
North American - AG Core Bond Division
  58..................................      10,700   $1.012353        --         --              --   $ 1.029846     $  1.012533
North American - AG Aggressive Growth
  Lifestyle Division 48...............      46,149   $1.542278        --         --              --   $ 1.193346     $  1.014536
North American - AG High Yield Bond
  Division 60.........................       2,397   $1.078842        --         --              --   $ 1.053808     $  1.000539
North American International Growth
  Division 33.........................       5,641   $1.639279        --         --              --   $ 1.052437     $  0.941565
North American - Goldman Sachs Large
  Cap Growth Division 39..............      95,862   $1.671932        --         --              --   $ 1.241613     $  1.011535
North American - State Street Large
  Cap Value Division 40...............         221   $1.306351        --         --              --   $ 1.247414     $  1.070508
North American - INVESCO MidCap Growth
  Division 37.........................       1,244   $1.426935        --         --              --   $ 1.348594     $  1.069509
North American - Neuberger Berman
  MidCap Value Division 38............     142,103   $1.525696        --         --              --   $ 1.255563     $  1.049518
North American - AG Moderate Growth
  Lifestyle Division 49...............     213,355   $1.401340        --         --              --   $ 1.186235     $  1.025530
North American - AG 2 Money Market
  Division 44.........................   1,844,830   $1.056406        --         --              --   $ 1.013993     $  1.002447
North American - J.P. Morgan Small Cap
  Growth Division 35..................     119,661   $2.278700        --         --              --   $ 1.350262     $  1.075508
North American Small Cap Value
  Division 36.........................         232   $1.083393        --         --              --   $ 1.166035     $  1.035526
North American - AG Socially
  Responsible Division 41.............     106,148   $1.501310        --         --              --   $ 1.278609     $  1.065511
North American - AG Strategic Bond
  Division 59.........................          --   $1.084842        --         --              --   $ 1.050579     $  1.011533
Evergreen Equity Trust
  Evergreen Growth and Income Division
    56................................       5,326   $1.135195        --      $1.00              --           --              --
  Evergreen Small Cap Value Division
    55................................          --   $0.997510        --      $1.00              --           --              --
  Evergreen Value Division 57.........          --   $1.036194        --      $1.00              --           --              --
Franklin Templeton Variable Insurance
  Products Trust
  Templeton Asset Strategy -- Class 1
    Division 19(3)....................     485,669   $2.102090        --         --              --   $ 1.728553     $  1.429596
Putnam Global Growth -- Class A
  Division 28.........................  11,313,375   $2.530785        --         --       6,153,771   $ 1.549587     $  1.266657
Putnam New Opportunities -- Class A
  Division 26.........................  19,231,737   $2.414279        --         --      10,725,927   $ 1.434946     $  1.124122
Putnam OTC & Emerging Growth -- Class
  A Division 27.......................   6,570,152   $2.471391        --         --       3,092,839   $ 1.098295     $  0.859512
Templeton Foreign -- Class A Division
  32..................................   8,660,425   $1.617785        --         --       5,437,288   $ 1.094954     $  0.944980
Vanguard LifeStrategy Conservative
  Growth Division 54..................     375,819   $1.156739        --         --              --   $ 1.084591     $  1.023206
Vanguard LifeStrategy Growth Division
  52..................................   1,468,333   $1.356289        --         --              --   $ 1.168716     $  1.032908
Vanguard LifeStrategy Moderate Growth
  Division 53.........................   2,152,244   $1.248092        --         --              --   $ 1.126506     $  1.023505
Vanguard Long-Term Corporate Division
  22..................................   4,060,325   $1.220562        --         --       2,949,044   $ 1.312731     $  1.294131
Vanguard Long-Term Treasury Division
  23..................................   7,578,662   $1.222216        --         --       3,682,809   $ 1.349397     $  1.340270
Vanguard Wellington Division 25.......  28,195,817   $1.580569        --         --      19,636,072   $ 1.529797     $  1.423024
Vanguard Windsor II Division 24.......  20,846,053   $1.606241        --         --      13,800,156   $ 1.723020     $  1.509170

------------

                  (1)   Purchase Unit Value At Date Of Inception.
                  (2)   Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the
                        MidCap Index Fund and amended its investment objective,
                        investment program and investment restrictions accordingly.
                        Historical purchase unit values prior to October 1, 1991
                        reflect investment experience before these changes.
                  (3)   Effective May 1, 2000 the Templeton Asset Allocation Fund
                        merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation
                        Fund changed its name to the Templeton Asset Strategy Fund.
                        Accordingly, the Templeton Asset Allocation Fund Division 19
                        was renamed the Templeton Asset Strategy Fund Division 19.
                        The Selected Purchase Unit Data for the Division through
                        December 31, 1999, reflects units of the Templeton Asset
                        Allocation Fund Division 19.

Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

[SIDE NOTE]

MUTUAL FUND OR FUND -- THE INVESTMENT PORTFOLIO(S) OF A REGISTERED OPEN-END MANAGEMENT INVESTMENT COMPANY, WHICH SERVES AS THE UNDERLYING INVESTMENT VEHICLE FOR EACH DIVISION REPRESENTED IN VALIC SEPARATE ACCOUNT A.

FOR MORE INFORMATION ABOUT VALIC, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

GENERAL INFORMATION
---------------------------------------------------

ABOUT PORTFOLIO DIRECTOR

Portfolio Director was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director called "Purchase Payments." The second is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director.

ABOUT VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. American General Advisers is the investment advisor business division of VALIC. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Sixty-four Divisions are available and represent the Variable Account Options in Portfolio Director. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director. For example, Division Ten represents and invests in the North American - AG Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

---------------------------------------------------
[SIDE NOTE]

THE DISTRIBUTOR'S ADDRESS IS 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

FOR MORE INFORMATION ABOUT THE DISTRIBUTOR SEE "DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS" IN THE STATEMENT OF ADDITIONAL INFORMATION.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO SEPARATE ACCOUNT DIVISIONS OFFERED BY PORTFOLIO DIRECTOR. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS MAY BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.

[END SIDE NOTE]

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS

American General Distributors, Inc. (the "Distributor"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.

VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.

VARIABLE ACCOUNT OPTIONS
---------------------------------------------------

Portfolio Director enables you to participate in Divisions that represent sixty-four Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account
A. According to your retirement program, you may not be able to invest in all sixty-four Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. See "About VALIC Separate Account A" in this prospectus.

Each individual Division represents and invests, through VALIC's Separate Account A, in specific Mutual Funds. These Mutual Funds serve as the investment vehicles for Portfolio Director and include:

- North American Funds Variable Product Series I (NAFVPS I) -- offers 21 funds for which American General Advisers serves as investment adviser and, for 10 of such funds, have one of the following sub-advisers: American General Investment Management, L.P., American Century Investment Management Inc., Founders Asset Management LLC, Putnam Investment Management , Inc., Wellington Management Company, LLP and T. Rowe Price Associates, Inc.

- North American Funds Variable Product Series II (NAFVPS II) -- offers 15 funds for which American General Advisers serves as investment adviser and, for 10 of such funds, have one of the following sub-advisers: American General Investment Management, L.P., Fiduciary Management Associates, Inc., Goldman Sachs Asset Management, INVESCO Funds Group Inc., J.P. Morgan Investment Management Inc., Neuberger Berman Management Inc., State Street Bank & Trust Company/State Street Global Advisors and Thompson, Siegel & Walmsley, Inc.

- American Century Mutual Funds, Inc. -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.

- Ariel Investment Trust -- offers 2 Ariel mutual funds for which Ariel Capital Management, Inc. serves as investment adviser.

- Dreyfus Basic GNMA Fund -- offers 1 mutual fund for which The Dreyfus Corporation serves as investment adviser.

- Evergreen Equity Trust -- offers 3 funds for which either Evergreen Asset Management Corp. or Evergreen Investment Management serves as investment adviser.

- Evergreen Select Equity Trust -- offers 1 mutual fund for which Meridian Investment Company (a subsidiary of First Union Corporation) serves as investment adviser.

- Franklin Templeton Variable Insurance Products Trust -- offers 2 funds for which Templeton Investment Counsel, Inc. serves as investment adviser.

- INVESCO Stock Funds, Inc. -- offers 1 mutual fund for which INVESCO Funds Group, Inc. serves as investment adviser.

---------------------------------------------------
[SIDE NOTE]

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY PORTFOLIO DIRECTOR.

[END SIDE NOTE]

- Janus Adviser Series -- offers 1 mutual fund for which Janus Capital Corporation serves as investment adviser.

- Janus Investment Fund -- offers 1 mutual fund for which Janus Capital Corporation serves as investment adviser.

- The Lou Holland Trust -- offers 1 mutual fund for which Holland Capital Management, L.P. serves as investment adviser.

- MAS Funds -- offers 1 mutual fund for which Miller Anderson & Sherrerd, LLP serves as investment adviser.

- Putnam Investments -- offers 3 funds for which Putnam Investment Management Inc., serves as investment adviser.

- Sit Mutual Funds -- offers 2 mutual funds for which Sit Investment Management, Inc. serves as investment adviser.

- The Vanguard Group Inc. -- offers 7 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.

- Warburg Pincus Funds -- offers 1 mutual fund for which Credit Suisse Asset Management, LLC serves as investment adviser.

Twenty-eight of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public.

For complete information about each of these Mutual Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC at 1-800-448-2542 or on-line at www.valic.com.

Shares of certain of the Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding. These risks may be discussed in each Fund's prospectus.

PURCHASE PERIOD
---------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director was purchased.

PURCHASE PAYMENTS

You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account. Purchase Payments can also be made by you for IRAs and certain nonqualified contracts ("individual contracts").

Minimum initial and subsequent Purchase Payments are as follows:


                  INITIAL   SUBSEQUENT
 CONTRACT TYPE    PAYMENT   PAYMENT
----------------  ------       ----
Periodic Payment  $   30       $ 30
Single Payment    $1,000        -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

---------------------------------------------------
[SIDE NOTE]

PURCHASE UNIT -- A MEASURING UNIT USED TO CALCULATE OUR ACCOUNT VALUE DURING THE PURCHASE PERIOD. THE VALUE OF A PURCHASE UNIT WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT DIVISION YOU HAVE SELECTED.

FOR MORE INFORMATION AS TO HOW PURCHASE UNIT VALUES ARE CALCULATED, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

  RETURN PURCHASE PAYMENTS. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  EMPLOYER-DIRECTED ACCOUNT. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division, or other investment option chosen by your employer. If your employer chooses another investment option other than the Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

  STARTER ACCOUNT. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.
PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Once we have established your account and have applied your initial Purchase Payment as described above, any subsequent Purchase Payment that we receive at our Home Office before the close of the Exchange will be credited the same business day. If not, it will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit value for a Division is calculated as shown below:


STEP 1: Calculate the gross investment rate:
     Gross Investment Rate
=    (EQUALS)
     The Division's investment income and
     capital gains and losses (whether
     realized or unrealized) on that day from the assets attributable to the Division.
 DIVIDED BY (DIVIDED BY)
     The value of the Division for the
     immediately preceding day on which the
     values are calculated.

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.


STEP 2: Calculate net investment rate for any day as follows:
     Net Investment Rate
=    (EQUALS)
     Gross Investment Rate (calculated in
     Step 1)
-    (MINUS)
     Separate Account charges and any income
     tax charges.

STEP 3: Determine Purchase Unit Value for that day.
     Purchase Unit Value for that day.
=    (EQUALS)
     Purchase Unit Value for immediate
     preceding day.
X    (MULTIPLIED BY)
     Net Investment Rate (as calculated in
     Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS

There are 64 investment options offered in Portfolio Director. This includes 3 Fixed Account Options and 64 Variable Account Options. The

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Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS

The Fixed Account Plus and the Short-Term Fixed Account are part of the Company's general assets. The MVA Option may be invested in either the general assets of the Company or in a Separate Account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment which generally will be applied to withdrawals or transfers from an MVA Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.


Here is how you may calculate the value of
your Fixed Account Option during the Purchase
Period:
     Value of Your Fixed Account Options*
=    (EQUALS)
     All Purchase Payments made to the Fixed
     Account Options
+    (PLUS)
     Amounts transferred from Variable
     Account Options to the Fixed Account
     Options
+    (PLUS)
     All interest earned
-    (MINUS)
     Amounts transferred or withdrawn from
     Fixed Account Options
     (including applicable fees and charges)
---------------------------------------------
* This value may be subject to a market value
  adjustment under the MVA Option.

VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus and in each Fund's prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:
     Value of Your Variable Account Option
=    (EQUALS)
     Total Number of Purchase Units
X    (MULTIPLIED BY)
     Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

[SIDE NOTE]

ACCOUNT VALUE -- THE TOTAL SUM OF YOUR FIXED ACCOUNT AND/OR VARIABLE ACCOUNT OPTIONS THAT HAVE NOT YET BEEN APPLIED TO YOUR PAYOUT PAYMENTS.

PURCHASE PERIOD -- THE TIME BETWEEN YOUR FIRST PURCHASE PAYMENT AND YOUR PAYOUT PERIOD (OR SURRENDER).

HOME OFFICE -- OUR PRINCIPAL OFFICE AT 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

PAYOUT PERIOD -- THE TIME THAT STARTS WHEN YOU BEGIN TO WITHDRAW YOUR MONEY IN A STEADY STREAM OF PAYMENTS.

[END SIDE NOTE]

TRANSFERS BETWEEN INVESTMENT OPTIONS
---------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:


     FIXED                                          OTHER
 ACCOUNT OPTION       VALUE        FREQUENCY     RESTRICTIONS
----------------  -------------   -----------   --------------
Fixed Account     Up to 20% per   At any time   None(1)
  Plus:            contract
                   year
                  100%            At any time   If Account
                                                Value is less
                                                than or equal
                                                to $500
Short-Term Fixed  Up to 100%      At any time   90-day Holding
  Account:                                      Period
                                                If transfer
                                                was previously
                                                made into
                                                Short-Term
                                                Fixed
                                                Account.(2)
Multi-Year        Up to 100%      At any time   Withdrawals or
  Enhanced Fixed                                Transfers
  Option(3):                                    subject to
                                                market value
                                                adjustment if
                                                prior to the
                                                end of an MVA
                                                term. Each MVA
                                                Band will
                                                require a
                                                minimum
                                                transfer
                                                amount, as
                                                described in
                                                the
                                                Contract.(4)

-------------

(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The MVA Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Enhanced Fixed Option or to other investment options.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between Portfolio Director's investment options subject to the following limitations:


                                  % OF ACCOUNT
                       -----------------------------------     OTHER
   ACCOUNT OPTION          VALUE            FREQUENCY        RESTRICTIONS
---------------------  -------------   -------------------   ----------
Variable:               Up to 100%     Once every 365 days      None
Combination Fixed and   Up to 100%     Once every 365 days      None
  Variable Payout:      of money in
                         variable
                       option payout
Fixed:                 Not permitted           --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS

A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director, should be sent to VALIC's Home Office.

Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s). All transfers to or from the MVA Option will require written instruction.

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of the transaction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

---------------------------------------------------
You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instructions may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated;

  (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

MARKET TIMING

The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. We reserve the right at any time and without prior notice to any party to terminate, suspend, or modify our policies or procedures regarding transfer requests.

FEES AND CHARGES
---------------------------------------------------

By investing in Portfolio Director, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee

- Surrender Charge

- Premium Tax Charge

- Separate Account Charges

- Fund Annual Expense Charge

- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

In addition, certain charges may apply to the MVA Option which are discussed at the end of this section.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

---------------------------------------------------
[SIDE NOTE]

PARTICIPANT YEAR -- THE FIRST TWELVE MONTH PERIOD AND THEN EACH YEARLY ANNIVERSARY OF THAT PERIOD FOLLOWING THE ISSUE DATE OF THE CONTRACT OR CERTIFICATE.

[END SIDE NOTE]

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

VALIC may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC insurance product.You will, however, be subject to a surrender charge in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

The surrender charge may also be reduced or waived if Portfolio Director is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the

---------------------------------------------------
  deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 0.75% to 1.25% on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee and administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR
ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

- The type of retirement program.

  Certain types of retirement programs because of their stability can result in lower administrative costs.

- The nature of your retirement program.

  Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

- Other factors of which we are not presently aware which could reduce administrative costs.

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We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

- The frequency of Purchase Payments for your retirement program.

  Purchase Payments received no more than once a year can reduce administrative costs.

- The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

- The size of your retirement program.

  A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

- The total amount of Purchase Payments to be received for your retirement program.

  Larger Purchase Payments can reduce sales expenses.

- The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the mortality and expense risk fee or administration and distribution fee:

- The frequency of Purchase Payments for your retirement program.

- The size of your retirement program.

- The amount of your retirement program's periodic purchase payment.

We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT

Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are, however, voluntary, and may be changed by the Company at any time. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies and the amount of the reimbursement.

MARKET VALUE ADJUSTMENT

Under the MVA Option you may establish one or more MVA Bands with a minimum amount, as described in the Contract, per MVA Band in states in which the MVA Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your MVA Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can still apply to a 10% Free Withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the MVA Option. Please review your Contract for additional information on the MVA Option.

[SIDE NOTE]

PAYOUT UNIT -- A MEASURING UNIT USED TO CALCULATE PAYOUT PAYMENTS FROM YOUR VARIABLE ACCOUNT OPTION. PAYOUT UNIT VALUES WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE VALIC SEPARATE ACCOUNT A DIVISION YOU HAVE SELECTED.

ASSUMED INVESTMENT RATE -- THE RATE USED TO DETERMINE YOUR FIRST MONTHLY PAYOUT PAYMENT PER THOUSAND DOLLARS OF ACCOUNT VALUE IN YOUR VARIABLE ACCOUNT OPTION(S).

[END SIDE NOTE]

PAYOUT PERIOD
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The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  -  Type and duration of Payout Option chosen;

  -  Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRAs and certain nonqualified contracts);

  -  The portion of your Account Value being applied; and

  -  The payout rate being applied and the frequency of the payments.

  (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE

The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may be when you attain age 59 1/2 or separate from service, but must be no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may be any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

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[SIDE NOTE]

FOR MORE INFORMATION ABOUT PAYOUT OPTIONS OR ENHANCEMENTS OF THOSE PAYOUT OPTIONS AVAILABLE UNDER THE CONTRACT, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

 - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

 - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

 - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

 - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option,

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the Contract or plan.

SURRENDER OF ACCOUNT VALUE
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WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

SURRENDER PROCESS

If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the Surrender Value to you within 7 calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form. For example, a loan termination or loan payoff must be processed prior to surrendering an account. If you are not 100% vested, forfeited dollars must be removed prior to the Surrender transaction. Additionally, if your Plan Administrator must approve a request for Surrender, the request will not be considered in good order until the Plan Administrator approval is received. The above examples may not be all-inclusive, but are illustrations of processes that must be completed before a request is considered to be in good order.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed in accordance with the procedures above.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:


                                           Your Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         -(MINUS)
        Value                             Any Applicable
                                         Surrender Charge
  (1) Equals the Account Value next computed after your
      properly completed request for surrender is
      received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except attainment of age 70 1/2, retirement or other termination of employment or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

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PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:


                                         Your Purchase
     The amount                           Units next
surrendered from the                    computed after
  Variable Account        DIVIDED BY      the written
       Option           (DIVIDED BY)      request for
      + (PLUS)                           surrender is
Any Surrender Charge                    received at our
                                         Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW

There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
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We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices. An exchange may require the issuance of a contract or may be subject to any other requirements that the Company may impose.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.

  - Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  - This exchange privilege is only available for those other contracts listed below.

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Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

SURRENDER CHARGES

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR

The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want a copy of any of these prospectuses or Statements of Additional Information, please contact us at 1-800-44-VALIC.

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FEATURES OF PORTFOLIO DIRECTOR

In deciding whether you want to exercise these exchange privileges, you should consider the following factors of Portfolio Director.

  - Portfolio Director has more investment options to select from.

  - Portfolio Director has 28 publicly available mutual funds as investment options.

  - The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director has an Interest Guaranteed Death Benefit.

  - Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  - Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN EXCHANGE OFFER

GENERAL. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts and Independence Plus Contracts for the equivalent units of interest in Portfolio Director.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director from SA-1 or Independence Plus Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract and Independence Plus Contract.

  - Leave current assets in the SA-1 Contract or Independence Plus Contract and direct future Purchase Payments to Portfolio Director; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director.

If the participant chooses to remain in either the SA-1 Contract or Independence Plus Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract or Independence Plus Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract or the Independence Plus Contract, and direct future Purchase Payments to Portfolio Director, the current assets will be controlled by the provisions of the SA-1 Contract or the Independence Plus Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director.

Once a participant transfers assets and future Purchase Payments to Portfolio Director the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director, the participant will be allowed at a later date to transfer the current assets to Portfolio Director. For a complete analysis of the differences between the SA-1 contract or the Independence Plus Contract and Portfolio Director, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

[SIDE NOTE]

BENEFICIARY -- THE PERSON DESIGNATED TO RECEIVE PAYOUT PAYMENTS UPON THE DEATH OF AN ANNUITANT.

ANNUITANT -- THE INDIVIDUAL, (IN MOST CASES THIS PERSON IS YOU) TO WHOM PAYOUT PAYMENTS WILL BE PAID.

CONTRACT OWNER -- EITHER YOUR EMPLOYER OR ORGANIZATION IN THE CASE OF A GROUP CONTRACT OR THE ANNUITANT IN THE CASE OF AN INDIVIDUAL CONTRACT. IF THE CONTRACT IS AN INDIVIDUAL NON-QUALIFIED TYPE, THIS IS GENERALLY THE ANNUITANT BUT IS NOT REQUIRED TO BE. ALSO, A CONTINGENT CONTRACT OWNER MAY BE DESIGNATED.

FIXED ACCOUNT OPTIONS -- A PARTICULAR SUBACCOUNT INTO WHICH YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE MAY BE ALLOCATED TO FIXED INVESTMENT OPTIONS. CURRENTLY, THE FIXED ACCOUNT OPTIONS IN PORTFOLIO DIRECTOR ARE FIXED ACCOUNT PLUS, SHORT-TERM FIXED ACCOUNT AND MULTI-YEAR ENHANCED FIXED OPTION. EACH OPTION OF THIS TYPE IS GUARANTEED TO EARN AT LEAST A MINIMUM RATE OF INTEREST.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO VALIC SEPARATE ACCOUNT A DIVISIONS OFFERED BY PORTFOLIO DIRECTOR. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS WILL BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.

PROOF OF DEATH -- A CERTIFIED COPY OF THE DEATH CERTIFICATE, A CERTIFIED COPY OF A DECREE OF A COURT OF COMPETENT JURISDICTION AS TO DEATH, A WRITTEN STATEMENT BY AN ATTENDING PHYSICIAN, OR ANY OTHER PROOF SATISFACTORY TO VALIC.

[END SIDE NOTE]

DEATH BENEFITS
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Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director may vary from state to state.

THE PROCESS

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. You or your beneficiary may contact your VALIC financial professional at 1-800-448-2542 with any questions about required documentation and paperwork.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

BENEFICIARIES OTHER THAN SPOUSES.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period not exceeding the Beneficiary's life expectancy.
If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will generally be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:


STEP 1: Determine your Fixed Account Option Value by taking the greater of:
     Value of Fixed Account Option on date all paperwork is complete and in a form accept-able to VALIC
     OR
     100% of Purchase Payments placed in Fixed
     Account Option
-    (minus)
     Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

---------------------------------------------------
[SIDE NOTE]

DIVISIONS -- SUBACCOUNTS OF VALIC SEPARATE ACCOUNT A WHICH REPRESENT THE VARIABLE ACCOUNT OPTIONS IN PORTFOLIO DIRECTOR. EACH DIVISION INVESTS IN A DIFFERENT MUTUAL FUND, EACH HAVING ITS OWN INVESTMENT OBJECTIVE AND STRATEGY.

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY PORTFOLIO DIRECTOR.

[END SIDE NOTE]


STEP 2: Determine your Variable Account Option Value by taking the greater of:
     Value of Variable Account Option on date all paperwork is complete and in a form accept-able to VALIC
     OR
     100% of Purchase Payments placed in Variable
     Account Options
-    (minus)
     Prior withdrawals (out of) or transfers (out of) the Variable Account Option
+    (plus)
     Interest at an annual rate of 3%
STEP 3: Add step 1 + 2 = DEATH BENEFIT

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:


     Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
     OR
     100% of Purchase Payments (to Fixed and/or
     Variable Account Options)
-    (MINUS)
     Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

      - Receive the present value of any remaining payments in a lump sum; or

      - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

      - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
---------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity or life insurance products or to the general public before Portfolio Director was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by Portfolio Director in calculating the Division's investment performance.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

---------------------------------------------------
[SIDE NOTE]

FOR MORE INFORMATION ON HOW TOTAL RETURN PERFORMANCE INFORMATION IS CALCULATED, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return

  - Nonstandard Average Annual Total Return

  - Cumulative Total Return

  - Annual Change in Purchase Unit Value

  - Cumulative Change in Purchase Unit Value

  - Total Return Based on Different Investment Amounts

  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Total Return since Division inception.

The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL RETURN

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted. The SEC staff takes the position that performance information of an underlying Fund reduced by account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all account fees and charges are deducted.

CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in Portfolio Director will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period or since inception. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;

  - The difference is divided by the Purchase Unit Value at the start of the period or year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director charges and fees imposed on the Division.

---------------------------------------------------

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

NORTH AMERICAN - AG 1 MONEY MARKET AND NORTH AMERICAN - AG 2 MONEY MARKET DIVISIONS

We may advertise the North American - AG 1 Money Market and North American - AG 2 Money Market Divisions' Current Yield and Effective Yield.

THE CURRENT YIELD refers to the income produced by an investment in the North American - AG 1 Money Market or North American - AG 2 Money Market Divisions over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the North American - AG 1 Money Market Division and the North American - AG 2 Money Market Division the 7-day Current Yield for the last 7 days ended December 31, 1999 was 4.51% and 4.76%, respectively.

THE EFFECTIVE YIELD is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the North American - AG 1 Money Market Division and the North American - AG 2 Money Market Division the 7-day Effective Yield for the last 7 days ended December 31, 1999 was 4.61% and 4.88%, respectively.

DIVISIONS OTHER THAN THE NORTH AMERICAN - AG 1 MONEY MARKET AND NORTH AMERICAN - AG 2 MONEY MARKET DIVISIONS

We may advertise the standardized yield performance for each Division other than the North American - AG 1 Money Market Money Market and North American - AG 2 Money Market Money Market Divisions. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

OTHER CONTRACT FEATURES
---------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

---------------------------------------------------
[SIDE NOTE]

VALIC SEPARATE
ACCOUNT A -- A SEGREGATED ASSET ACCOUNT ESTABLISHED BY VALIC UNDER THE TEXAS INSURANCE CODE. THE PURPOSE OF VALIC SEPARATE ACCOUNT A IS TO RECEIVE AND INVEST YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE IN THE VARIABLE ACCOUNT OPTIONS YOU HAVE SELECTED.

[END SIDE NOTE]

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:

  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director Plus in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
---------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

---------------------------------------------------
VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC Separate Account A will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
---------------------------------------------------

Portfolio Director provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Portfolio Director is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  - Section 401(a), 403(a) and 401(k) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) SEPs;

  - Section 408(p) SIMPLE retirement accounts.

The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director Plus may also be available through a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director is also available through "Non-Qualified Contracts." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual funds which are not available to the general public outside of annuity contracts or life insurance contracts.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

---------------------------------------------------
Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guides issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to Non-Qualified Contracts.

Distributions are taxed differently depending on the program through which Portfolio Director is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

---------------------------------------------------
                        THE POWER OF TAX-DEFERRED GROWTH

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        NONQUALIFIED
                          CONTRACT
          CONVENTIONAL  TAX-DEFERRED  TAX-DEFERRED
            SAVINGS       ANNUITY       ANNUITY
10 YEARS       $16,122       $18,128       $25,178
20 YEARS       $44,347       $57,266       $79,536
30 YEARS       $93,761      $141,761      $196,891

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                        TAX-FAVORED   CONVENTIONAL
                        RETIREMENT      SAVINGS
                          PROGRAM       ACCOUNT
                        -----------   ------------
Annual amount
  available for
  savings before
  federal taxes.......    $2,500         $2,500
Current federal income
  tax due on Purchase
  Payments............         0           (700)
Net retirement plan
  Purchase Payments...    $2,500         $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
   Participant/Contract Owner Name:
   --------------------------------------------------------------------------
   Social Security Number:
   --------------------------------------------------------------------------
   Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

          ----------------------------------------                ----------------------------------------
            Participant/Contract Owner Signature                                    Date

Mail this form to any Regional Office or to the Home Office at the following address: VALIC, Client Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                           WE ARE PLEASED TO ANNOUNCE
                         A GREAT NEW WAY TO COMMUNICATE
                                      AND
           AN OPPORTUNITY TO SAVE SOME TREES AS PART OF THE PROCESS!
You may now elect to have electronic notification via e-mail that certain regulatory documents (such as prospectuses, any supplements, semi-annual or annual financial reports, or proxy statements) are available for viewing on-line at WWW.VALIC.COM. Click on "products" and then click "Prospectuses Online". All you need to do is complete the form below and drop it in the mail. In the future, you will receive an e-mail notification with a link to view the document.
Please note:
  - You will receive e-mail notifications when the documents become available on-line.
  - This service will apply only to your VALIC annuity contracts.
  - If your e-mail address changes, please notify customer service at VALIC.COM or by calling 1-800-448-2542.
  - This service is provided by VALIC at no charge, though you may have to pay Internet service provider fees to access the Internet or to receive e-mails.
  - This consent will be considered effective until revoked in writing.
 ...............................................................................
/ / Yes! Sign me up for electronic notification via e-mail that certain regulatory documents for my VALIC annuity contracts, including the prospectuses, supplements, semi-annual or annual financial reports, or proxy statements, are available for viewing on-line.
I UNDERSTAND THAT I WILL RECEIVE AN E-MAIL NOTIFICATION WHEN THE DOCUMENT BECOMES AVAILABLE ON-LINE. I ALSO UNDERSTAND THAT THIS SERVICE WILL REPLACE ANY PAPER DOCUMENTS AND IS PROVIDED BY VALIC AT NO CHARGE, THOUGH I MAY HAVE TO PAY INTERNET SERVICE PROVIDER FEES TO ACCESS THE INTERNET OR RECEIVE E-MAILS. I AGREE THAT THIS CONSENT WILL BE EFFECTIVE BEGINNING FEBRUARY 1, 2001.
Printed Name ________________________________________ Signature ________________
e-mail address _________________________________________________________________
SS# ________________________________________
Address _____________________________________________
City, State, ZIP ______________________________________
Mail to:
VALIC
Client Services -- Electronic Delivery, L12-15
2929 Allen Parkway
Houston, Texas 77019

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                      PAGE
                                                    --------
General Information.............................           4
    Marketing Information.......................           4
    Endorsements and Published Ratings..........           5
Types of Variable Annuity Contracts.............           6
Federal Tax Matters.............................           6
    Tax Consequences of Purchase Payments.......           6
    Tax Consequences of Distributions...........           8
    Special Tax Consequences -- Early
      Distribution..............................           9
    Special Tax Consequences -- Required
      Distributions.............................          10
    Tax Free Rollovers, Transfers and
      Exchanges.................................          11
Exchange Privilege..............................          11
    Exchanges From Portfolio Director...........          12
    Exchanges From Portfolio Director 2.........          12
    Exchanges From Independence Plus
      Contracts.................................          13
    Exchanges From V-Plan Contracts.............          14
    Exchanges From SA-1 and SA-2 Contracts......          15
    Exchanges From Impact Contracts.............          16
    Exchanges From Compounder Contracts.........          17
    Information Which May Be Applicable To Any
      Exchange..................................          18
Calculation of Surrender Charge.................          19
    Illustration of Surrender Charge on Total
      Surrender.................................          19
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.................................          19
Purchase Unit Value.............................          20
    Illustration of Calculation of Purchase Unit
      Value.....................................          20
    Illustration of Purchase of Purchase
      Units.....................................          20
Performance Calculations........................          20
    North American - AG 1 Money Market and North
      American - AG 2 Money Market Divisions
      Yields....................................          20
    Calculation of Current Yield for North
      American - AG 1 Money Market Division
      Six.......................................          20
    Calculation of Current Yield for North
      American - AG-2 Money Market Division
      44........................................          20
    Illustration of Calculation of Current Yield
      for North American - AG 1 Money Market
      Division Six and North American - AG 2
      Money Market Division 44..................          20
    Calculation of Effective Yield for North
      American - AG 1 Money Market Division
      Six.......................................          21
    Calculation of Effective Yield for North
      American - AG 2 Money Market Division
      44........................................          21
    Illustration of Calculation of Effective
      Yield for North American - AG 1 Money
      Market Division Six and North American -
      AG 2 Money Market Division 44.............          21
    Standardized Yield for Bond Fund
      Divisions.................................          21
    Calculation of Standardized Yield for Bond
      Fund Divisions............................          21
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.............          21
    Calculation of Average Annual Total
      Return....................................          22
    Calculation of MVA Option...................          22
Performance Information.........................          23
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables....................................          23
    Performance Compared to Market Indices......          23
    North American - AG Asset Allocation
      Division Five.............................          27
    North American - AG Capital Conservation
      Division Seven............................          28
    North American - AG Government Securities
      Division Eight............................          28
    North American Core Equity Division
      Fifteen...................................          29
    North American - AG Growth & Income Division
      Sixteen...................................          29
    North American - AG International Equities
      Division Eleven...........................          30
    North American - AG International Government
      Bond Division Thirteen....................          31
                                                      PAGE
                                                    --------
    North American - AG MidCap Index Division
       Four.....................................          31
    North American - AG 1 Money Market Division
       Six......................................          32
    North American - T. Rowe Price Science &
       Technology Division Seventeen............          33
    North American - AG Small Cap Index Division
       Fourteen.................................          33
    North American - AG Social Awareness
       Division Twelve..........................          34
    North American - AG Stock Index Division
       Ten......................................          35
    American Century Ultra Division
       Thirty-One...............................          35
    North American - AG Conservative Growth
       Lifestyle Division Fifty.................          36
    North American - AG Core Bond Division
       Fifty-Eight..............................          37
    North American - AG Aggressive Growth
       Lifestyle Division Forty-Eight...........          38
    North American - AG High Yield Bond Division
       Sixty....................................          39
    North American International Growth Division
       Thirty-Three.............................          39
    North American - Goldman Sachs Large Cap
       Growth Division Thirty-Nine..............          40
    North American - State Street Large Cap
       Value Division Forty.....................          41
    North American - INVESCO MidCap Growth
       Division Thirty-Seven....................          41
    North American - Neuberger Berman MidCap
       Value Division Thirty-Eight..............          42
    North American - AG Moderate Growth
       Lifestyle Division Forty-Nine............          42
    North American - AG 2 Money Market Division
       Forty-Four...............................          43
    North American - J.P. Morgan Small Cap
       Growth Division Thirty-Five..............          43
    North American Small Cap Value Division
       Thirty-Six...............................          44
    North American - AG Socially Responsible
       Division
       Forty-One................................          44
    North American - AG Strategic Bond Division
       Fifty-Nine...............................          45
    Evergreen Growth and Income Division
       Fifty-Six................................          47
    Evergreen Small Cap Value Division
       Fifty-Five...............................          47
    Evergreen Value Division Fifty-Seven........          48
    Putnam Global Growth -- Class A Division
       Twenty-Eight.............................          49
    Putnam New Opportunities -- Class A Division
       Twenty-Six...............................          50
    Putnam OTC & Emerging Growth -- Class A
       Division Twenty-Seven....................          50
    Templeton Asset Strategy Division
       Nineteen.................................          52
    Templeton Foreign Division Thirty-Two.......          53
    Vanguard LifeStrategy Conservative Growth
       Division Fifty-Four......................          54
    Vanguard LifeStrategy Growth Division
       Fifty-Two................................          55
    Vanguard LifeStrategy Moderate Growth
       Division Fifty-Three.....................          56
    Vanguard Long-Term Corporate Division
       Twenty-Two...............................          56
    Vanguard Long-Term Treasury Division
       Twenty-Three.............................          57
    Vanguard Wellington Division Twenty-Five....          58
    Vanguard Windsor II Division Twenty-Four....          59
Payout Payments.................................          60
    Assumed Investment Rate.....................          60
    Amount of Payout Payments...................          60
    Payout Unit Value...........................          60
    Illustration of Calculation of Payout Unit
       Value....................................          61
    Illustration of Payout Payments.............          61
Distribution of Variable Annuity Contracts......          62
Experts.........................................          62
Comments on Financial Statements................          62

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-448-2542
      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-35-VALIC
                           EASYACCESS 1-800-42-VALIC
                         TDD EASYACCESS 1-800-24-VALIC

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The Variable Annuity Life Insurance Company
is a member of American General Financial Group.
American General Financial Group is the marketing
name for American General Corporation and its subsidiaries.
-C-The Variable Annuity Life Insurance Company, Houston, Texas
VA 10855-20   REV 12/00